UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2022

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Alternative Income ETF (ticker: ALTY)
Global X S&P 500® Quality Dividend ETF (ticker: QDIV)
Global X U.S. Preferred ETF (ticker: PFFD)
Global X Variable Rate Preferred ETF (ticker: PFFV)
Global X MLP ETF (ticker: MLPA)
Global X MLP & Energy Infrastructure ETF (ticker: MLPX)
Global X Conscious Companies ETF (ticker: KRMA)
Global X Adaptive U.S. Factor ETF (ticker: AUSF)
Global X Adaptive U.S. Risk Management ETF (ticker: ONOF)
Global X Founder-Run Companies ETF (ticker: BOSS)

Semi-Annual Report
May 31, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments
Global X Alternative Income ETF	1
Global X S&P 500® Quality Dividend ETF	4
Global X U.S. Preferred ETF	8
Global X Variable Rate Preferred ETF	21
Global X MLP ETF	28
Global X MLP & Energy Infrastructure ETF	30
Global X Conscious Companies ETF	33
Global X Adaptive U.S. Factor ETF	41
Global X Adaptive U.S. Risk Management ETF	48
Global X Founder-Run Companies ETF	66
Statements of Assets and Liabilities	71
Statements of Operations	74
Statements of Changes in Net Assets	77
Financial Highlights	83
Notes to Financial Statements	91
Disclosure of Fund Expenses	112
Liquidity Risk Management Program	114
Supplemental Information	115

Shares are bought and sold at market price (not net asset value) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
COMMON STOCK — 10.9%
Utilities — 10.9%
Consolidated Edison	5,280	$524,093
Dominion Energy	5,884	495,550
Duke Energy	4,409	496,101
Edison International	7,011	490,139
Entergy	4,212	506,788
OGE Energy	12,057	497,954
PPL	17,215	519,549
Southern	6,788	513,580

TOTAL COMMON STOCK
(Cost $3,331,210)		4,043,754

EXCHANGE TRADED FUNDS — 79.4%
Global X Emerging Markets Bond ETF (A)	331,332	7,489,760
Global X Nasdaq 100 Covered Call ETF (A) (B)	379,159	6,836,237
Global X SuperDividend® REIT ETF (A) (B)	865,048	7,499,966
Global X U.S. Preferred ETF (A)	338,320	7,527,620
TOTAL EXCHANGE TRADED FUNDS
(Cost $35,024,097)		29,353,583

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Alternative Income ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — 9.6%
Energy — 6.9%
Enterprise Products Partners	19,048	$522,296
Holly Energy Partners	27,795	528,105
Magellan Midstream Partners	10,018	517,931
MPLX	14,818	488,253
Sunoco	12,181	502,344
		2,558,929
Industrials — 1.3%
Icahn Enterprises	9,463	485,925
Utilities — 1.4%
Suburban Propane Partners	30,539	520,690
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,241,495)		3,565,544

SHORT-TERM INVESTMENT(C)(D) — 7.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $2,839,036)	2,839,036	2,839,036

REPURCHASE AGREEMENT(C) — 7.1%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $2,637,309 (collateralized by various  U.S. Treasury Obligations, ranging in par value $46,200 - $310,763, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $2,670,325)

(Cost $2,637,254)	$2,637,254	2,637,254
TOTAL INVESTMENTS — 114.7%
(Cost $46,073,092)		$42,439,171

Percentages are based on Net Assets of $36,993,880.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Alternative Income ETF

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $5,337,063.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $5,476,290.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,043,754	$—	$—	$4,043,754
Exchange Traded Funds	29,353,583	—	—	29,353,583
Master Limited Partnerships	3,565,544	—	—	3,565,544
Short-Term Investment	2,839,036	—	—	2,839,036
Repurchase Agreement	—	2,637,254	—	2,637,254
Total Investments in Securities	$39,801,917	$2,637,254	$—	$42,439,171

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2022:
	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Changes in Unrealized (Depreciation)	Realized Gain (Loss)	Value at 5/31/2022	Shares	Dividend Income	Capital Gains
Global X Emerging Markets Bond ETF	$7,042,394	$1,884,121	$(465,778)	$(954,347)	$(16,630)	$7,489,760	331,332	$206,192	$3,307
Global X Nasdaq 100 Covered Call ETF	$7,381,232	$1,533,650	$(484,074)	$(1,597,828)	$3,257	$6,836,237	379,159	$524,837	—
Global X SuperDividend® REIT ETF	$6,944,625	$1,424,929	$(484,364)	$(426,257)	$41,033	$7,499,966	865,048	$242,362	—
Global X U.S. Preferred ETF	$7,090,553	$1,822,670	$(466,796)	$(904,652)	$(14,155)	$7,527,620	338,320	$199,169	—
Totals:	$28,458,804	$6,665,370	$(1,901,012)	$(3,883,084)	$13,505	$29,353,583		$1,172,560	$3,307

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 2.6%
Interpublic Group	22,131	$713,282
Omnicom Group	11,735	875,548
		1,588,830

Consumer Discretionary — 8.1%
Best Buy	7,904	648,602
Garmin	6,030	636,889
Genuine Parts	6,094	833,233
Newell Brands	36,730	787,491
Ralph Lauren, Cl A	6,739	681,246
Tapestry	18,975	654,637
Whirlpool	3,585	660,500
		4,902,598

Consumer Staples — 11.7%
Coca-Cola	14,792	937,517
Hershey	4,414	934,488

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
J M Smucker	6,217	$779,425
Kraft Heinz	24,372	921,993
Molson Coors Beverage, Cl B	17,763	991,886
Mondelez International, Cl A	13,378	850,306
Procter & Gamble	5,352	791,454
Tyson Foods, Cl A	9,896	886,780
		7,093,849

Energy — 16.5%
Baker Hughes, Cl A	32,669	1,175,430
Chevron	7,006	1,223,668
ConocoPhillips	11,313	1,271,129
Coterra Energy	39,778	1,365,579
Diamondback Energy	7,484	1,137,718
EOG Resources	9,276	1,270,441
Exxon Mobil	13,188	1,266,048
Marathon Petroleum	12,904	1,313,498
		10,023,511

Financials — 22.0%
Bank of America	18,411	684,889
Cincinnati Financial	7,100	907,806
Citizens Financial Group	17,288	715,377
Comerica	9,705	807,553
Discover Financial Services	7,019	796,586
Franklin Resources	24,088	652,303
Huntington Bancshares	53,700	745,356
Invesco	35,433	685,274
JPMorgan Chase	5,163	682,704
M&T Bank	5,474	985,156
Northern Trust	6,933	774,763
PNC Financial Services Group	4,094	718,129
Regions Financial	36,901	815,143
Synchrony Financial	17,111	633,791

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	4,221	$536,447
Truist Financial	13,823	687,556
US Bancorp	14,199	753,541
Zions Bancorp	12,964	739,467
		13,321,841

Health Care — 4.7%
Cardinal Health	17,159	966,395
Cigna	3,867	1,037,478
Pfizer	15,530	823,711
		2,827,584

Industrials — 15.8%
3M	4,647	693,751
CH Robinson Worldwide	7,863	853,214
Cummins	3,768	787,964
Eaton PLC	4,827	669,022
Fastenal	12,782	684,604
General Dynamics	4,024	905,038
Honeywell International	3,926	760,152
Illinois Tool Works	3,405	708,478
L3Harris Technologies	3,813	918,552
Lockheed Martin	2,386	1,050,102
Snap-On	3,770	836,488
United Parcel Service, Cl B	3,935	717,154
		9,584,519

Information Technology — 4.8%
Cisco Systems	13,842	623,582
Intel	16,375	727,377
Paychex	6,620	819,755
Texas Instruments	4,216	745,220
		2,915,934

Materials — 8.1%
Dow	14,991	1,019,088

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
International Paper	17,865	$865,559
LyondellBasell Industries, Cl A	9,140	1,044,245
Newmont	14,808	1,004,723
Packaging Corp of America	6,427	1,010,839
		4,944,454

Real Estate — 3.8%
Equity Residential ‡	9,547	733,496
Public Storage ‡	2,374	784,939
Regency Centers ‡	11,176	762,315
		2,280,750

Utilities — 1.6%
NRG Energy	21,099	971,398

TOTAL COMMON STOCK
(Cost $60,210,297)		60,455,268
TOTAL INVESTMENTS — 99.7%
(Cost $60,210,297)		$60,455,268

Percentages are based on Net Assets of $60,653,538.
‡	Real Estate Investment Trust

Cl — Class
PLC — Public Limited Company
As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.7%
BERMUDA— 1.4%
Financials — 1.2%
Aspen Insurance Holdings, 5.950%, ICE LIBOR USD 3 Month + 4.060% (A)	153,923	$3,846,536
Aspen Insurance Holdings, 5.625%	156,311	3,837,435
Aspen Insurance Holdings, 5.625%	156,593	3,772,325
PartnerRe, 4.875% (B)	112,961	2,484,012
RenaissanceRe Holdings, 5.750%	147,027	3,588,929
RenaissanceRe Holdings, 4.200%	281,074	5,247,652
SiriusPoint, 8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.298% (A)	120,996	3,176,145
		25,953,034
Industrials — 0.2%
Triton International, 6.875%	98,149	2,551,874

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — continued
Triton International, 5.750%	93,511	$2,166,650
		4,718,524
TOTAL BERMUDA		30,671,558
CANADA— 1.3%
Financials — 0.3%
Brookfield Finance, 4.625%	237,628	4,619,488
Brookfield Finance I UK, 4.500%	126,665	2,442,101
		7,061,589
Utilities — 1.0%
Algonquin Power & Utilities, 6.875%, ICE LIBOR USD 3 Month + 3.677% (A)	177,193	4,592,843
Algonquin Power & Utilities, 6.200%, ICE LIBOR USD 3 Month + 4.010% (A)	194,644	5,010,137
Brookfield BRP Holdings Canada, 4.875%	164,497	3,350,804
Brookfield BRP Holdings Canada, 4.625%	208,643	3,974,649
Brookfield Infrastructure Finance ULC, 5.000%	150,645	3,085,210
Brookfield Infrastructure Partners, 5.000%	112,874	2,201,043
		22,214,686
TOTAL CANADA		29,276,275
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 5.100%	546,924	12,639,414
TOTAL NETHERLANDS		12,639,414
UNITED STATES— 96.4%
Communication Services — 6.1%
AT&T, 5.625%	467,655	11,995,351
AT&T, 5.350%	765,055	19,202,880
AT&T, 5.000%	686,646	14,893,352
AT&T, 4.750%	1,025,138	20,953,821
Paramount Global, 5.750%	147,270	7,487,207

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Communication Services — continued
Qwest, 6.750%	388,231	$9,496,130
Qwest, 6.500%	554,661	13,444,983
Telephone and Data Systems, 6.625%	244,582	5,808,823
Telephone and Data Systems, 6.000%	391,576	8,277,917
United States Cellular, 6.250%	291,143	6,623,503
United States Cellular, 5.500%	291,138	6,041,114
United States Cellular, 5.500%	295,344	6,128,388
		130,353,469
Consumer Discretionary — 3.3%
Aptiv, 5.500%	168,493	20,775,187
Brunswick, 6.375%	128,788	3,375,533
Ford Motor, 6.200%	424,561	10,877,253
Ford Motor, 6.000%	473,653	11,898,163
Qurate Retail, 8.000%	182,457	12,370,585
QVC, 6.375%	124,153	2,913,871
QVC, 6.250%	291,283	6,501,437
		68,712,029
Energy — 1.4%
DCP Midstream, 7.950%, ICE LIBOR USD 3 Month + 4.882% (A)	69,557	1,725,709
DCP Midstream, 7.875%, ICE LIBOR USD 3 Month + 4.919% (A)	91,769	2,240,999
Energy Transfer, 7.625%, ICE LIBOR USD 3 Month + 4.738% (A)	259,098	6,091,394
Energy Transfer, 7.600%, ICE LIBOR USD 3 Month + 5.161% (A)	452,860	11,009,027
NuStar Energy, 7.651%, ICE LIBOR USD 3 Month + 6.766% (A)	122,787	2,910,052
NuStar Logistics, 7.778%, ICE LIBOR USD 3 Month + 6.734% (A)	234,370	5,892,062
		29,869,243
Financials — 62.1%
Affiliated Managers Group, 5.875% (B)	167,428	4,227,557

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Affiliated Managers Group, 4.750%	160,654	$3,389,799
Affiliated Managers Group, 4.200%	107,500	2,033,900
Allstate, 5.625%	338,881	8,709,242
Allstate, 5.100% (B)	675,169	16,318,835
Allstate, 4.750% (B)	179,398	4,355,783
American Equity Investment Life Holding, 6.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297% (A)	174,511	4,483,188
American Equity Investment Life Holding, 5.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322% (A)	232,949	5,781,794
American Financial Group, 5.875% (B)	83,473	2,158,612
American Financial Group, 5.125%	127,937	2,996,285
American International Group, 5.850%	295,244	7,578,913
Apollo Asset Management, 6.375%	179,476	4,610,738
Apollo Asset Management, 6.375%	154,061	3,811,469
Arch Capital Group, 5.450%	183,982	4,367,733
Arch Capital Group, 4.550%	295,473	5,862,184
Argo Group International Holdings, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.712% (A)	76,175	1,920,372
Athene Holding, 6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970% (A)	353,201	9,147,906
Athene Holding, 6.350%, ICE LIBOR USD 3 Month + 4.253% (A)	489,043	12,808,036
Athene Holding, 5.625% (B)	192,260	4,610,395
Athene Holding, 4.875%	339,024	7,034,748
Axis Capital Holdings, 5.500%	324,609	7,618,573
Bank of America, 7.250%	44,714	56,329,803
Bank of America, 6.450%, ICE LIBOR USD 3 Month + 1.327% (A)	596,731	15,216,640
Bank of America, 6.000%	780,661	20,078,601
Bank of America, 5.875%	484,037	12,178,371

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 5.375% (B)	819,519	$19,119,378
Bank of America, 5.000%	769,400	17,234,560
Bank of America, 4.375%	649,948	12,914,467
Bank of America, 4.250%	755,798	14,927,011
Bank of America, 4.125%	536,485	10,434,633
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.500% (A) (B)	245,561	4,965,243
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.350% (A) (B)	190,002	3,900,741
Bank of Hawaii, 4.375%	109,960	2,169,511
Bank OZK, 4.625%	216,345	4,346,371
Brighthouse Financial, 6.750% (B)	234,392	5,976,996
Brighthouse Financial, 6.600%	247,237	6,304,544
Brighthouse Financial, 6.250%	208,990	5,291,627
Brighthouse Financial, 5.375%	326,951	7,330,241
Brighthouse Financial, 4.625%	217,297	4,130,816
Capital One Financial, 5.000% (B)	880,161	19,002,676
Capital One Financial, 4.800%	715,442	14,623,634
Capital One Financial, 4.625%	59,769	1,194,185
Capital One Financial, 4.375%	397,306	7,409,757
Capital One Financial, 4.250%	237,739	4,445,719
Carlyle Finance, 4.625%	295,615	5,915,256
Charles Schwab, 5.950%	424,466	10,755,968
Charles Schwab, 4.450%	353,651	7,493,865
Citigroup, Ser J, 7.125%, ICE LIBOR USD 3 Month + 4.040% (A)	539,386	14,169,670
Citigroup, 6.875%, ICE LIBOR USD 3 Month + 4.130% (A)	863,113	22,371,889
Citigroup Capital XIII, 7.609%, ICE LIBOR USD 3 Month + 6.370% (A)	1,291,748	35,070,958
Citizens Financial Group, 6.350%, ICE LIBOR USD 3 Month + 3.642% (A)	167,345	4,284,032
Citizens Financial Group, 5.000%	273,133	6,069,015

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Enstar Group, 7.000%, ICE LIBOR USD 3 Month + 4.015% (A)	232,960	$5,889,229
Equitable Holdings, 5.250%	469,551	10,616,548
Equitable Holdings, 4.300%	167,841	3,232,618
Fifth Third Bancorp, 6.625%, ICE LIBOR USD 3 Month + 3.710% (A)	262,002	6,864,452
Fifth Third Bancorp, 4.950% (B)	146,940	3,417,824
First Citizens BancShares, 5.625% (B)	108,164	2,594,854
First Citizens BancShares, 5.375%	211,597	4,940,790
First Horizon, 4.700%	92,450	2,020,957
First Republic Bank, 5.500% (B)	166,106	4,081,224
First Republic Bank, 4.700% (B)	229,992	4,760,834
First Republic Bank, 4.500%	416,861	8,253,848
First Republic Bank, 4.250%	439,133	8,334,744
First Republic Bank, 4.125% (B)	291,127	5,318,890
First Republic Bank, 4.000%	425,579	7,749,794
Globe Life, 4.250%	194,056	3,836,487
Goldman Sachs Group, 6.375%, ICE LIBOR USD 3 Month + 3.550% (A)	411,166	10,677,981
Goldman Sachs Group, 4.000%, ICE LIBOR USD 3 Month + 0.670% (A)	772,967	14,755,940
Goldman Sachs Group, 3.750%, ICE LIBOR USD 3 Month + 0.750% (A)	431,140	8,299,445
Hancock Whitney, 6.250%	92,759	2,403,386
Hartford Financial Services Group, 6.000%	192,067	5,026,393
Huntington Bancshares, 4.500%	291,129	5,947,765
JPMorgan Chase, 6.000% (B)	1,062,850	27,655,357
JPMorgan Chase, 5.750%	978,472	24,853,189
JPMorgan Chase, 4.750%	533,235	11,667,182
JPMorgan Chase, 4.625%	1,062,545	22,324,070
JPMorgan Chase, 4.550%	880,589	18,236,998
JPMorgan Chase, 4.200%	1,149,160	22,879,776
KeyCorp, 6.125%, ICE LIBOR USD 3 Month + 3.892% (A)	294,728	7,692,401

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
KeyCorp, 5.650%	247,235	$6,141,317
KeyCorp, 5.625% (B)	261,997	6,652,104
KKR, 6.000%	330,436	22,813,301
KKR Group Finance IX, 4.625% (B)	295,528	6,123,340
MetLife, 5.625%	456,151	11,732,204
MetLife, 4.750% (B)	571,042	13,333,831
MetLife, 4.000%, ICE LIBOR USD 3 Month + 1.000% (A) (B)	353,839	7,763,228
Morgan Stanley, Ser E, 7.125%, ICE LIBOR USD 3 Month + 4.320% (A)	489,233	13,028,275
Morgan Stanley, Ser F, 6.875%, ICE LIBOR USD 3 Month + 3.940% (A)	482,041	12,706,601
Morgan Stanley, 6.375%, ICE LIBOR USD 3 Month + 3.708% (A)	571,474	14,921,186
Morgan Stanley, 5.850%, ICE LIBOR USD 3 Month + 3.491% (A)	571,715	14,750,247
Morgan Stanley, 4.875%	291,139	6,530,248
Morgan Stanley, 4.250%	755,762	14,782,705
Morgan Stanley, 4.000%, ICE LIBOR USD 3 Month + 0.700% (A) (B)	628,241	12,960,612
Navient, 6.000%	168,007	3,981,766
New York Community Bancorp, 6.375%, ICE LIBOR USD 3 Month + 3.821% (A)	303,838	7,957,517
New York Community Capital Trust V, 6.000%	36,514	1,776,041
Northern Trust, 4.700% (B)	232,948	5,341,498
Oaktree Capital Group, 6.625%	96,433	2,415,647
Oaktree Capital Group, 6.550%	147,224	3,736,545
Prospect Capital, 5.350%	77,377	1,557,599
Prudential Financial, 5.625%	332,993	8,591,219
Prudential Financial, 4.125% (B)	291,134	6,227,356
Regions Financial, Ser B, 6.375%, ICE LIBOR USD 3 Month + 3.536% (A)	295,067	7,636,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Regions Financial, 5.700%, ICE LIBOR USD 3 Month + 3.148% (A)	295,084	$7,149,885
Regions Financial, 4.450%	237,663	4,558,376
Reinsurance Group of America, 5.750%, ICE LIBOR USD 3 Month + 4.040% (A)	232,956	6,070,833
Signature Bank NY, 5.000%	428,821	8,910,900
Silvergate Capital, 5.375%	107,593	2,091,608
State Street, 5.900%, ICE LIBOR USD 3 Month + 3.108% (A)	445,203	11,032,130
State Street, 5.350%, ICE LIBOR USD 3 Month + 3.709% (A)	294,909	7,499,536
Stifel Financial, 6.125%	135,601	3,394,093
Stifel Financial, 4.500%	165,683	3,353,424
SVB Financial Group, 5.250%	202,121	4,782,183
Synchrony Financial, 5.625%	440,666	9,333,306
Synovus Financial, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (A)	202,023	5,147,546
Texas Capital Bancshares, 5.750%	167,442	3,849,492
Truist Financial, 5.250% (B)	338,634	7,876,627
Truist Financial, 4.750%	548,292	11,437,371
Unum Group, 6.250%	185,014	4,558,745
US Bancorp, 5.500%	338,815	8,555,079
US Bancorp, 4.000%	440,964	8,409,183
US Bancorp, 3.750%	277,397	5,051,399
US Bancorp, 3.500%, ICE LIBOR USD 3 Month + 0.600% (A) (B)	566,492	11,579,096
Voya Financial, 5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210% (A)	167,487	4,041,461
W R Berkley, 5.700%	99,503	2,517,426
W R Berkley, 5.100%	167,783	3,892,566
W R Berkley, 4.250%	150,427	2,987,480
Washington Federal, 4.875% (B)	167,582	3,567,821

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 7.500%	57,545	$72,909,515
Wells Fargo, 6.625%, ICE LIBOR USD 3 Month + 3.690% (A)	476,316	12,303,242
Wells Fargo, 5.850%, ICE LIBOR USD 3 Month + 3.090% (A)	995,031	23,582,235
Wells Fargo, 5.625% (B)	405,924	9,932,960
Wells Fargo, 4.750%	1,161,612	24,080,217
Wells Fargo, 4.700%	669,044	13,675,259
Wells Fargo, 4.375%	599,414	11,412,843
Wells Fargo, 4.250%	715,070	13,321,754
Western Alliance Bancorp, 4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452% (A)	165,872	3,798,469
Wintrust Financial, 6.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.507% (A)	176,922	4,757,433
		1,318,697,430
Health Care — 3.5%
Becton Dickinson, 6.000%	433,068	22,376,624
Boston Scientific, 5.500%	143,006	15,709,209
Danaher, 5.000% (B)	24,664	35,234,004
		73,319,837
Industrials — 1.3%
Air Lease, 6.150%, ICE LIBOR USD 3 Month + 3.650% (A)	156,753	3,699,371
Fortress Transportation and Infrastructure Investors, 8.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.378% (A)	52,942	1,371,198
Pitney Bowes, 6.700%	247,223	5,369,684
RBC Bearings, 5.000%	64,565	6,295,088
WESCO International, 10.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325% (A)	318,215	8,932,295
		25,667,636

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Information Technology — 0.6%
II-VI, 6.000%	34,344	$8,919,824
Sabre, 6.500%	46,535	4,645,589
		13,565,413
Real Estate — 5.8%
Agree Realty, 4.250% ‡	92,426	1,712,654
Braemar Hotels & Resorts, 5.500% ‡	54,690	1,024,070
Brookfield Property Partners, 5.750%	181,047	3,548,521
Brookfield Property Preferred, 6.250%	380,555	8,079,183
Digital Realty Trust, 5.850% ‡ (B)	127,043	3,333,608
Digital Realty Trust, 5.200% ‡ (B)	205,286	5,082,881
Diversified Healthcare Trust, 6.250% ‡	145,583	2,996,098
Diversified Healthcare Trust, 5.625% ‡	195,272	3,807,804
EPR Properties, 5.750% ‡	75,243	1,664,375
EPR Properties, 5.750% ‡	83,751	2,072,000
Hudson Pacific Properties, 4.750% ‡	255,395	4,995,526
Kimco Realty, 5.250% ‡	154,714	3,840,001
Kimco Realty, 5.125% ‡	141,801	3,512,411
PS Business Parks, 4.875% ‡	193,646	3,925,204
Public Storage, 5.600% ‡	170,566	4,491,003
Public Storage, 5.150% ‡	156,550	3,918,447
Public Storage, 5.050% ‡ (B)	174,845	4,351,892
Public Storage, 4.875% ‡	183,377	4,353,370
Public Storage, 4.750% ‡	145,070	3,459,920
Public Storage, 4.700% ‡	141,796	3,247,128
Public Storage, 4.625% ‡	332,954	7,534,749
Public Storage, 4.125% ‡	147,090	3,021,229
Public Storage, 4.000% ‡	266,452	5,134,530
Public Storage, 4.000% ‡	356,124	6,855,387
Public Storage, 3.950% ‡	74,769	1,424,349
Public Storage, 3.900% ‡	95,877	1,812,075
Public Storage, 3.875% ‡ (B)	150,988	2,897,460
RLJ Lodging Trust, 1.950% ‡	187,532	5,050,237

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Vornado Realty Trust, 5.400% ‡	174,985	$3,942,412
Vornado Realty Trust, 5.250% ‡	185,483	3,954,498
Vornado Realty Trust, 5.250% ‡	167,770	3,600,344
Vornado Realty Trust, 4.450% ‡	165,381	3,104,201
		121,747,567
Utilities — 12.3%
AES, 6.875%	147,928	13,254,349
Alabama Power, 5.000%	140,360	3,507,596
American Electric Power, 6.125%	241,286	13,724,348
CMS Energy, 5.875%	163,075	4,179,612
CMS Energy, 5.875%	370,627	9,425,045
CMS Energy, 4.200%	139,030	2,690,231
DTE Energy, 5.250%	232,940	5,700,042
DTE Energy, 4.375%	126,394	2,565,798
DTE Energy, 4.375%	176,386	3,503,026
Duke Energy, 5.750%	571,209	14,811,449
Duke Energy, 5.625%	291,144	7,505,692
Entergy Arkansas, 4.875%	229,122	5,473,725
Entergy Louisiana, 4.875%	167,978	4,081,865
Georgia Power, 5.000% (B)	158,081	3,974,156
National Rural Utilities Cooperative Finance, 5.500%	140,286	3,518,373
NextEra Energy, 6.219%	576,198	28,262,512
NextEra Energy Capital Holdings, 5.650%	404,131	10,382,125
NiSource, 7.750%	122,487	14,583,302
NiSource, 6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632% (A)	291,148	7,552,379
PG&E, 5.500%	230,486	26,333,026
SCE Trust II, 5.100%	125,054	2,636,138
SCE Trust III, 5.750%, ICE LIBOR USD 3 Month + 2.990% (A)	160,824	3,747,199
SCE Trust IV, 5.375%, ICE LIBOR USD 3 Month + 3.132% (A)	181,711	3,948,580

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Utilities — continued
SCE Trust V, 5.450%, ICE LIBOR USD 3 Month + 3.790% (A)	185,637	$4,455,288
SCE Trust VI, 5.000%	263,171	5,418,691
Sempra Energy, 5.750%	449,380	11,256,969
South Jersey Industries, 8.750%	93,831	6,568,170
Southern, 5.250% (B)	261,989	6,387,292
Southern, 4.950%	571,163	13,045,363
Southern, 4.200%	440,849	8,684,725
Spire, 5.900%	140,181	3,525,552
UGI, 7.250%	33,260	3,344,293
		258,046,911
TOTAL UNITED STATES		2,039,979,535
TOTAL PREFERRED STOCK
(Cost $2,403,612,149)		2,112,566,782

SHORT-TERM INVESTMENT(C)(D) — 1.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $38,886,092)	38,886,092	38,886,092

REPURCHASE AGREEMENT(C) — 1.7%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $36,123,047 (collateralized by various  U.S. Treasury Obligations, ranging in par value $632,798 - $4,256,508, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $36,575,301)

(Cost $36,122,304)	$36,122,304	36,122,304
TOTAL INVESTMENTS — 103.2%
(Cost $2,478,620,545)		$2,187,575,178

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X U.S. Preferred ETF

Percentages are based on Net Assets of $2,120,291,785.
‡	Real Estate Investment Trust
(A)
Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $73,472,443.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $75,008,396.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,112,566,782	$—	$—	$2,112,566,782
Short-Term Investment	38,886,092	—	—	38,886,092
Repurchase Agreement	—	36,122,304	—	36,122,304
Total Investments in Securities	$2,151,452,874	$36,122,304	$—	$2,187,575,178

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA— 1.4%
Financials — 1.4%
Aspen Insurance Holdings, 5.950%, ICE LIBOR USD 3 Month + 4.060% (A)	55,390	$1,384,196
SiriusPoint, 8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.298% (A)	40,332	1,058,715
TOTAL BERMUDA		2,442,911
CANADA— 2.0%
Utilities — 2.0%
Algonquin Power & Utilities, 6.875%, ICE LIBOR USD 3 Month + 3.677% (A)	57,894	1,500,612
Algonquin Power & Utilities, 6.200%, ICE LIBOR USD 3 Month + 4.010% (A)	70,446	1,813,280
TOTAL CANADA		3,313,892
CHINA— 0.5%
Industrials — 0.5%
Textainer Group Holdings, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.134% (A)	30,299	784,138
TOTAL CHINA		784,138

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
UNITED STATES— 95.6%
Consumer Staples — 2.8%
CHS, Ser 2, 7.100%, ICE LIBOR USD 3 Month + 4.298% (A)	84,488	$2,217,810
CHS, Ser 3, 6.750%, ICE LIBOR USD 3 Month + 4.155% (A)	99,046	2,605,900
		4,823,710
Energy — 5.6%
DCP Midstream, 7.950%, ICE LIBOR USD 3 Month + 4.882% (A)	21,318	528,900
Energy Transfer, 7.625%, ICE LIBOR USD 3 Month + 4.738% (A)	89,536	2,104,991
Energy Transfer, 7.600%, ICE LIBOR USD 3 Month + 5.161% (A)	160,786	3,908,708
NuStar Energy, 7.651%, ICE LIBOR USD 3 Month + 6.766% (A)	45,674	1,082,474
NuStar Logistics, 7.778%, ICE LIBOR USD 3 Month + 6.734% (A)	80,989	2,036,063
		9,661,136
Financials — 82.9%
ACRES Commercial Realty, 8.625%, ICE LIBOR USD 3 Month + 5.927% ‡,(A)	23,330	557,587
AGNC Investment, 6.875%, ICE LIBOR USD 3 Month + 4.332% ‡,(A)	47,381	1,124,825
AGNC Investment, 6.500%, ICE LIBOR USD 3 Month + 4.993% ‡,(A)	81,005	1,907,668
AGNC Investment, 6.125%, ICE LIBOR USD 3 Month + 4.697% ‡,(A)	115,637	2,590,269
American Equity Investment Life Holding, 6.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297% (A)	60,409	1,551,907
American Equity Investment Life Holding, 5.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322% (A)	80,488	1,997,712

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Annaly Capital Management, 6.750%, ICE LIBOR USD 3 Month + 4.989% ‡,(A)	89,023	$2,150,796
Arbor Realty Trust, 6.250%, U.S. SOFR + 5.440% ‡,(A)	56,183	1,215,238
Argo Group International Holdings, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.712% (A)	30,303	763,939
Athene Holding, 6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970% (A)	120,627	3,124,239
Athene Holding, 6.350%, ICE LIBOR USD 3 Month + 4.253% (A)	173,311	4,539,015
Bank of America, 6.450%, ICE LIBOR USD 3 Month + 1.327% (A)	202,391	5,160,971
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.350% (A)	61,331	1,259,125
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.500% (A)	81,439	1,646,697
Chimera Investment, 8.000%, ICE LIBOR USD 3 Month + 5.379% ‡,(A)	40,361	927,496
Chimera Investment, 8.000%, ICE LIBOR USD 3 Month + 5.791% ‡,(A)	65,444	1,541,861
Chimera Investment, 7.750%, ICE LIBOR USD 3 Month + 4.743% ‡,(A)	52,414	1,152,584
Citigroup, Ser J, 7.125%, ICE LIBOR USD 3 Month + 4.040% (A)	190,335	5,000,100
Citigroup, 6.875%, ICE LIBOR USD 3 Month + 4.130% (A)	299,424	7,761,070
Citizens Financial Group, 6.350%, ICE LIBOR USD 3 Month + 3.642% (A)	60,408	1,546,445
Enstar Group, 7.000%, ICE LIBOR USD 3 Month + 4.015% (A)	80,482	2,034,585
Fifth Third Bancorp, 6.625%, ICE LIBOR USD 3 Month + 3.710% (A)	90,513	2,371,441
Goldman Sachs Group, 6.375%, ICE LIBOR USD 3 Month + 3.550% (A)	140,297	3,643,513

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 4.000%, ICE LIBOR USD 3 Month + 0.670% (A)	270,463	$5,163,139
Goldman Sachs Group, 3.750%, ICE LIBOR USD 3 Month + 0.750% (A)	150,371	2,894,642
Granite Point Mortgage Trust, 7.000%, U.S. SOFR + 5.830% ‡,(A)	39,346	882,924
Invesco Mortgage Capital, 7.500%, ICE LIBOR USD 3 Month + 5.289% ‡,(A)	57,931	1,316,192
KeyCorp, 6.125%, ICE LIBOR USD 3 Month + 3.892% (A)	100,551	2,624,381
MetLife, 4.000%, ICE LIBOR USD 3 Month + 1.000% (A)	120,661	2,647,302
MFA Financial, 6.500%, ICE LIBOR USD 3 Month + 5.345% ‡,(A)	55,422	1,196,561
Morgan Stanley, Ser E, 7.125%, ICE LIBOR USD 3 Month + 4.320% (A)	132,206	3,520,646
Morgan Stanley, Ser F, 6.875%, ICE LIBOR USD 3 Month + 3.940% (A)	130,297	3,434,629
Morgan Stanley, 6.375%, ICE LIBOR USD 3 Month + 3.708% (A)	153,258	4,001,566
Morgan Stanley, 5.850%, ICE LIBOR USD 3 Month + 3.491% (A)	153,259	3,954,082
Morgan Stanley, 4.000%, ICE LIBOR USD 3 Month + 0.700% (A)	168,613	3,478,486
New Residential Investment, 7.500%, ICE LIBOR USD 3 Month + 5.802% ‡,(A)	31,363	778,743
New Residential Investment, 7.125%, ICE LIBOR USD 3 Month + 5.640% ‡,(A)	56,917	1,356,332
New Residential Investment, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.223% ‡,(A)	93,548	2,233,926
New Residential Investment, 6.375%, ICE LIBOR USD 3 Month + 4.969% ‡,(A)	81,022	1,747,645
New York Community Bancorp, 6.375%, ICE LIBOR USD 3 Month + 3.821% (A)	103,561	2,712,263
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
New York Mortgage Trust, 7.875%, ICE LIBOR USD 3 Month + 6.429% ‡,(A)	37,409	$856,666
New York Mortgage Trust, 6.875%, U.S. SOFR + 6.130% ‡,(A)	24,218	557,014
Regions Financial, Ser B, 6.375%, ICE LIBOR USD 3 Month + 3.536% (A)	100,550	2,602,234
Regions Financial, 5.700%, ICE LIBOR USD 3 Month + 3.148% (A)	100,567	2,436,738
Reinsurance Group of America, 5.750%, ICE LIBOR USD 3 Month + 4.040% (A)	80,475	2,097,179
State Street, 5.900%, ICE LIBOR USD 3 Month + 3.108% (A)	150,747	3,735,511
State Street, 5.350%, ICE LIBOR USD 3 Month + 3.709% (A)	100,558	2,557,190
Synovus Financial, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (A)	70,446	1,794,964
Two Harbors Investment, 7.625%, ICE LIBOR USD 3 Month + 5.352% ‡,(A)	57,924	1,358,897
Two Harbors Investment, 7.250%, ICE LIBOR USD 3 Month + 5.011% ‡,(A)	59,437	1,332,578
US Bancorp, 3.500%, ICE LIBOR USD 3 Month + 0.600% (A)	200,964	4,107,704
Voya Financial, 5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210% (A)	60,417	1,457,862
Wells Fargo, 6.625%, ICE LIBOR USD 3 Month + 3.690% (A)	168,318	4,347,654
Wells Fargo, 5.850%, ICE LIBOR USD 3 Month + 3.090% (A)	345,472	8,187,686
Western Alliance Bancorp, 4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452% (A)	60,428	1,383,801

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wintrust Financial, 6.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.507% (A)	57,889	$1,556,635
		139,882,855
Industrials — 2.8%
Air Lease, 6.150%, ICE LIBOR USD 3 Month + 3.650% (A)	50,390	1,189,204
Fortress Transportation and Infrastructure Investors, 8.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.378% (A)	20,373	527,661
WESCO International, 10.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325% (A)	108,625	3,049,104
		4,765,969
Utilities — 1.5%
NiSource, 6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632% (A)	100,553	2,608,345
TOTAL UNITED STATES		161,742,015
TOTAL PREFERRED STOCK
(Cost $178,671,349)		168,282,956
TOTAL INVESTMENTS — 99.5%
(Cost $178,671,349)		$168,282,956

Percentages are based on Net Assets of $169,083,062.
‡	Real Estate Investment Trust
(A)
Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Variable Rate Preferred ETF

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 96.2%
UNITED STATES— 96.2%
Energy — 96.2%
Cheniere Energy Partners	1,059,156	$56,950,818
Crestwood Equity Partners	1,996,031	58,164,343
DCP Midstream	1,693,078	60,798,431
Delek Logistics Partners	1,140,867	61,173,289
Energy Transfer	10,671,331	124,427,720
Enterprise Products Partners	5,031,389	137,960,686
Genesis Energy	5,287,385	64,717,592
Holly Energy Partners	3,381,568	64,249,792
Magellan Midstream Partners	2,201,288	113,806,590
MPLX	3,127,158	103,039,856
NGL Energy Partners *	50,000	93,500
NuStar Energy	4,078,202	65,455,142
PBF Logistics	3,898,478	63,467,222
Plains All American Pipeline	6,774,719	77,164,049
Rattler Midstream	1,712,110	29,259,960
Shell Midstream Partners	4,103,339	58,021,214
Western Midstream Partners	3,210,866	88,780,445
Total Energy		1,227,530,649
TOTAL UNITED STATES		1,227,530,649
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $775,964,861)		1,227,530,649

COMMON STOCK — 4.4%
UNITED STATES— 4.4%
Energy — 4.4%
EnLink Midstream	2,404,947	27,416,396
Hess Midstream, Cl A	835,563	27,230,998

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X MLP ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Phillips 66	8,114	$817,972
Total Energy		55,465,366
TOTAL UNITED STATES		55,465,366
TOTAL COMMON STOCK
(Cost $32,714,671)		55,465,366
TOTAL INVESTMENTS — 100.6%
(Cost $808,679,532)		$1,282,996,015

Percentages are based on Net Assets of $1,275,808,977.
*	Non-income producing security.

Cl — Class
As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 75.8%
CANADA — 22.4%
Energy — 22.4%
Enbridge	2,012,185	$92,862,338
Pembina Pipeline	1,151,366	46,330,968
TC Energy	1,590,749	92,008,922

TOTAL CANADA		231,202,228
UNITED STATES — 53.4%
Energy — 53.4%
Antero Midstream	4,104,025	44,569,711
Archrock	1,944,907	19,507,417
Cheniere Energy	510,034	69,757,350
EnLink Midstream	3,227,735	36,796,179
Equitrans Midstream	5,256,400	41,367,868
Hess Midstream, Cl A (A)	550,034	17,925,608
Kinder Morgan	4,111,870	80,962,720
Kinetik Holdings, Cl A	100,715	8,464,089
ONEOK	993,543	65,424,807
Plains GP Holdings, Cl A	2,368,202	28,323,696
Targa Resources	621,306	44,746,458
Williams	2,531,160	93,804,790

TOTAL UNITED STATES		551,650,693
TOTAL COMMON STOCK
(Cost $589,078,522)		782,852,921

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value

MASTER LIMITED PARTNERSHIPS — 24.1%
UNITED STATES— 24.1%
Energy — 24.1%
Cheniere Energy Partners	154,004	$8,280,795
Crestwood Equity Partners	190,248	5,543,827
DCP Midstream	345,968	12,423,711
Energy Transfer	3,952,570	46,086,966
Enterprise Products Partners	1,693,993	46,449,288
Holly Energy Partners	171,615	3,260,685
Magellan Midstream Partners	809,116	41,831,297
MPLX	1,137,867	37,492,717
Plains All American Pipeline	1,716,424	19,550,069
Shell Midstream Partners	471,512	6,667,180
Western Midstream Partners	773,612	21,390,372
TOTAL UNITED STATES		248,976,907
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $158,322,824)		248,976,907

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.600%
(Cost $4,492,722)	4,492,722	4,492,722

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Face Amount	Value

REPURCHASE AGREEMENT(B) — 0.4%
BNP Paribas
0.740%, dated 05/31/2022, to be repurchased on 06/01/2022, repurchase price $4,173,492 (collateralized by various  U.S. Treasury Obligations, ranging in par value $73,111 - $491,777, 0.250% - 2.750%, 09/30/2025 - 02/15/2028, with a total market value of $4,225,742)

(Cost $4,173,406)	$4,173,406	$4,173,406
TOTAL INVESTMENTS — 100.7%
(Cost $756,067,474)		$1,040,495,956

Percentages are based on Net Assets of $1,033,263,985.

(A)	This security or a partial position of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 was $8,369,112.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2022 was $8,666,128.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2022.

Cl — Class
The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$782,852,921	$—	$—	$782,852,921
Master Limited Partnerships	248,976,907	—	—	248,976,907
Short-Term Investment	4,492,722	—	—	4,492,722
Repurchase Agreement	—	4,173,406	—	4,173,406
Total Investments in Securities	$1,036,322,550	$4,173,406	$—	$1,040,495,956

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 0.9%
Financials — 0.5%
Toronto-Dominion Bank	42,646	$3,252,611

Information Technology — 0.4%
Shopify, Cl A *	6,892	2,585,327

TOTAL CANADA		5,837,938
UNITED STATES — 98.8%
Communication Services — 7.7%
Alphabet, Cl A *	8,441	19,205,301
AT&T	162,388	3,457,240
Comcast, Cl A	69,847	3,092,825
Meta Platforms, Cl A *	17,218	3,334,094
Netflix *	14,702	2,902,763
Omnicom Group	40,119	2,993,279
Take-Two Interactive Software *	23,236	2,893,579
T-Mobile US *	24,643	3,284,665
Verizon Communications	63,126	3,237,733

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	26,801	$2,959,902
Warner Bros Discovery *	154,089	2,842,942
		50,204,323

Consumer Discretionary — 11.3%
Amazon.com *	6,261	15,052,634
AutoZone *	1,467	3,021,507
Best Buy	34,727	2,849,698
Booking Holdings *	1,431	3,210,534
BorgWarner	83,724	3,375,752
Choice Hotels International	22,448	2,870,875
Darden Restaurants	23,646	2,955,750
eBay	59,617	2,901,559
Etsy *	32,211	2,612,956
General Motors *	79,532	3,076,298
Home Depot	10,562	3,197,645
Lowe’s	16,086	3,141,596
Lululemon Athletica *	8,716	2,551,086
Marriott International, Cl A	17,661	3,030,274
NIKE, Cl B	24,559	2,918,837
Shake Shack, Cl A *	51,233	2,492,485
Starbucks	40,679	3,193,302
Target	13,115	2,123,056
Vail Resorts	12,644	3,188,943
VF	58,075	2,930,465
Whirlpool	18,237	3,359,985
		74,055,237

Consumer Staples — 8.2%
Campbell Soup	67,530	3,235,362
Church & Dwight	30,837	2,777,180
Clorox	21,040	3,058,375
Coca-Cola	48,580	3,079,000
Colgate-Palmolive	40,000	3,152,400

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Costco Wholesale	5,545	$2,585,190
Estee Lauder, Cl A	12,005	3,057,073
General Mills	43,722	3,053,982
Hershey	14,142	2,994,003
Hormel Foods	59,160	2,879,317
J M Smucker	22,284	2,793,745
Kellogg	45,720	3,188,513
Kimberly-Clark	22,886	3,044,296
McCormick	31,000	2,874,320
PepsiCo	18,413	3,088,781
Procter & Gamble	19,659	2,907,173
Sysco	35,696	3,004,889
Walgreens Boots Alliance	69,605	3,050,787
		53,824,386

Energy — 1.6%
Chevron	19,694	3,439,754
ConocoPhillips	33,015	3,709,565
ONEOK	45,753	3,012,835
		10,162,154

Financials — 9.5%
Aflac	50,019	3,029,651
Allstate	24,000	3,280,560
American Express	17,558	2,964,141
Bank of America	84,392	3,139,382
BlackRock, Cl A	4,781	3,198,871
Capital One Financial	23,430	2,995,760
Citigroup	61,873	3,304,637
CME Group, Cl A	14,220	2,827,363
FactSet Research Systems	7,418	2,832,044
Hartford Financial Services Group	44,327	3,214,151
JPMorgan Chase	24,996	3,305,221
Moody’s	9,666	2,914,976

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Morgan Stanley	37,406	$3,222,153
Northern Trust	29,851	3,335,849
PNC Financial Services Group	18,297	3,209,477
Progressive	29,258	3,492,820
Prudential Financial	27,379	2,909,019
S&P Global	8,351	2,918,507
T Rowe Price Group	23,610	3,000,595
US Bancorp	62,360	3,309,445
		62,404,622

Health Care — 14.2%
Abbott Laboratories	27,206	3,195,617
AbbVie	20,452	3,014,011
Agilent Technologies	26,127	3,332,760
Amgen	12,661	3,250,585
Becton Dickinson	12,429	3,179,338
Biogen *	14,944	2,988,800
Boston Scientific *	72,205	2,961,127
Bristol-Myers Squibb	41,846	3,157,281
Cigna	12,427	3,334,040
Edwards Lifesciences *	26,775	2,700,259
Eli Lilly	11,373	3,564,753
Embecta *	100,151	2,481,742
Gilead Sciences	50,920	3,302,162
Humana	7,131	3,239,114
IDEXX Laboratories *	6,550	2,565,111
Illumina *	9,823	2,352,412
Intuitive Surgical *	12,381	2,818,411
IQVIA Holdings *	13,810	2,972,603
Johnson & Johnson	17,461	3,134,773
Merck	37,473	3,448,640
Mettler-Toledo International *	2,467	3,172,858
PerkinElmer	20,773	3,109,095
Pfizer	64,908	3,442,720

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quest Diagnostics	23,105	$3,258,267
Regeneron Pharmaceuticals *	4,606	3,061,793
Stryker	12,765	2,993,393
Thermo Fisher Scientific	5,648	3,205,635
Vertex Pharmaceuticals *	11,722	3,149,115
Waters *	10,420	3,417,239
Zoetis, Cl A	17,426	2,978,626
		92,782,280

Industrials — 9.5%
3M	21,250	3,172,413
Caterpillar	14,655	3,163,282
CH Robinson Worldwide	31,110	3,375,746
Cummins	15,913	3,327,727
Deere	7,859	2,811,793
Expeditors International of Washington	31,881	3,469,928
FedEx	15,446	3,468,863
Honeywell International	16,453	3,185,630
Illinois Tool Works	15,588	3,243,395
Owens Corning	36,218	3,461,716
Republic Services, Cl A	23,942	3,204,397
Rockwell Automation	12,167	2,594,004
Southwest Airlines *	67,658	3,102,796
Stanley Black & Decker	22,402	2,658,893
Union Pacific	13,632	2,996,041
United Parcel Service, Cl B	16,938	3,086,951
Verisk Analytics, Cl A	15,051	2,632,721
Waste Management	20,126	3,190,172
WW Grainger	6,349	3,092,407
Xylem	37,437	3,154,067
		62,392,942

Information Technology — 29.3%
Accenture, Cl A	10,199	3,043,994

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Adobe *	7,757	$3,230,635
Advanced Micro Devices *	35,964	3,663,293
Akamai Technologies *	27,060	2,734,142
Analog Devices	20,678	3,482,175
Apple	246,178	36,641,134
Applied Materials	28,101	3,295,966
Arista Networks *	27,477	2,810,348
Autodesk *	16,923	3,515,753
Automatic Data Processing	14,182	3,161,735
Block, Cl A *	30,873	2,701,696
CDW	18,238	3,097,907
Cisco Systems	61,717	2,780,351
Cognizant Technology Solutions, Cl A	38,117	2,847,340
Dell Technologies, Cl C	67,630	3,377,442
F5 *	15,812	2,577,988
Fiserv *	32,847	3,290,612
HubSpot *	7,999	2,701,182
Intel	68,110	3,025,446
Intuit	7,150	2,963,389
Jack Henry & Associates	16,065	3,022,148
Keysight Technologies *	21,818	3,176,701
Lam Research	6,851	3,562,726
Littelfuse	13,659	3,690,662
Mastercard, Cl A	9,027	3,230,493
Microsoft	115,452	31,387,935
Motorola Solutions	13,960	3,067,570
NVIDIA	16,243	3,032,893
ON Semiconductor *	60,441	3,667,560
Oracle	40,562	2,917,219
Paychex	24,132	2,988,266
Paycom Software *	10,710	3,045,281
PayPal Holdings *	36,846	3,139,648
Salesforce *	18,492	2,963,158

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	10,934	$3,490,133
Texas Instruments	18,695	3,304,528
Trimble *	47,746	3,249,115
Tyler Technologies *	8,225	2,926,620
Universal Display	23,888	3,017,293
Visa, Cl A	15,228	3,230,925
Workday, Cl A *	15,378	2,403,581
Zendesk *	26,230	2,398,734
		191,855,717

Materials — 2.4%
Air Products & Chemicals	13,048	3,211,896
Celanese, Cl A	22,212	3,476,622
Ecolab	18,093	2,965,624
International Flavors & Fragrances	24,697	3,264,202
Newmont	42,536	2,886,068
		15,804,412

Real Estate — 2.2%
American Tower ‡	12,103	3,099,941
CBRE Group, Cl A *	37,482	3,105,009
Equinix ‡	4,252	2,921,507
Jones Lang LaSalle *	14,138	2,789,710
ProLogis ‡	18,787	2,394,967
		14,311,134

Utilities — 2.9%
American Water Works	19,304	2,919,730
Constellation Energy	50,773	3,151,988
Duke Energy	27,737	3,120,967
Exelon	65,155	3,202,368
NextEra Energy	42,864	3,244,376
WEC Energy Group	30,484	3,202,954
		18,842,383

TOTAL UNITED STATES		646,639,590

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Conscious Companies ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $658,744,594)	$652,477,528
TOTAL INVESTMENTS — 99.7%
(Cost $658,744,594)	$652,477,528

Percentages are based on Net Assets of $654,179,203.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Communication Services — 4.2%
Activision Blizzard	1,693	$131,851
AT&T	95,544	2,034,132
Charter Communications, Cl A *	2,721	1,379,357
Electronic Arts	6,782	940,324
Liberty Broadband, Cl C *	987	123,543
T-Mobile US *	1,008	134,356
Verizon Communications	49,612	2,544,599
Total Communication Services		7,288,162
Consumer Discretionary — 2.9%
AutoZone *	405	834,158
Dollar General	1,072	236,204
Domino’s Pizza	338	122,751
Hasbro	1,508	135,343
McDonald’s	10,552	2,661,320
O’Reilly Automotive *	951	605,949
Yum! Brands	2,712	329,427

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Total Consumer Discretionary		$4,925,152
Consumer Staples — 8.6%
Archer-Daniels-Midland	9,018	819,015
Church & Dwight	1,293	116,448
Coca-Cola	29,554	1,873,132
Constellation Brands, Cl A	516	126,663
Costco Wholesale	8,742	4,075,695
Flowers Foods	92,016	2,539,642
Hershey	3,848	814,660
Hormel Foods	3,251	158,226
Kroger	12,134	642,738
Mondelez International, Cl A	2,032	129,154
PepsiCo	6,738	1,130,299
Procter & Gamble	2,128	314,689
Walmart	16,911	2,175,262
Total Consumer Staples		14,915,623
Energy — 16.6%
Antero Resources *	7,808	334,807
APA	7,817	367,477
Baker Hughes, Cl A	18,032	648,791
Cheniere Energy	4,330	592,214
Chesapeake Energy	2,406	234,296
Chevron	28,696	5,012,043
ConocoPhillips	35,499	3,988,668
Continental Resources	2,664	181,338
Coterra Energy	11,660	400,288
Devon Energy	21,749	1,629,000
Diamondback Energy	2,911	442,530
EOG Resources	11,141	1,525,871
Exxon Mobil	51,166	4,911,936
Halliburton	15,125	612,563
Marathon Oil	17,343	545,090

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Petroleum	9,778	$995,303
Matador Resources	2,350	143,115
Murphy Oil	3,551	150,633
Occidental Petroleum	17,310	1,199,756
ONEOK	6,489	427,301
Ovintiv	5,547	310,577
PDC Energy	1,833	145,064
Pioneer Natural Resources	4,525	1,257,679
Range Resources *	7,393	250,992
Schlumberger	20,236	930,047
SM Energy	2,231	107,690
Targa Resources	6,863	494,273
Williams	22,242	824,289
Total Energy		28,663,631
Financials — 11.3%
AGNC Investment ‡	158,438	1,937,697
Allstate	929	126,985
American Financial Group	1,252	176,908
Annaly Capital Management ‡	40,053	264,750
Aon, Cl A	3,758	1,035,968
Ares Management, Cl A	2,000	142,340
Arthur J Gallagher	17,311	2,803,343
Berkshire Hathaway, Cl B *	18,119	5,725,242
Blackstone, Cl A	9,490	1,117,827
Brown & Brown	4,080	242,230
Chubb	5,869	1,240,061
FactSet Research Systems	836	319,168
Intercontinental Exchange	1,078	110,376
Marsh & McLennan	23,286	3,724,596
Nasdaq	771	119,705
Progressive	1,502	179,309
W R Berkley	1,878	133,582

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Total Financials		$19,400,087
Health Care — 24.5%
AbbVie	29,698	4,376,594
AmerisourceBergen, Cl A	804	124,451
Baxter International	1,699	129,209
Becton Dickinson	499	127,644
Bristol-Myers Squibb	20,847	1,572,906
Cerner	28,897	2,740,881
Change Healthcare *	114,152	2,749,922
CVS Health	23,869	2,309,326
Danaher	476	125,578
Eli Lilly	16,322	5,115,968
Gilead Sciences	2,100	136,185
HCA Healthcare	3,066	645,086
Intra-Cellular Therapies *	1,544	88,626
Johnson & Johnson	14,680	2,635,500
McKesson	3,873	1,273,016
Medtronic	1,181	118,277
Merck	17,552	1,615,311
Pfizer	133,255	7,067,845
Premier, Cl A	67,078	2,509,388
QIAGEN *	30,394	1,396,604
Quest Diagnostics	1,875	264,413
Regeneron Pharmaceuticals *	1,492	991,792
Tenet Healthcare *	1,772	114,666
UnitedHealth Group	8,243	4,094,958
Total Health Care		42,324,146
Industrials — 8.3%
Avis Budget Group *	595	113,217
Builders FirstSource *	2,400	156,216
CACI International, Cl A *	484	135,699
Carlisle	784	199,473

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Evoqua Water Technologies *	1,994	$70,966
FTI Consulting *	16,176	2,717,568
General Dynamics	3,643	819,347
L3Harris Technologies	692	166,703
Lockheed Martin	5,949	2,618,214
Northrop Grumman	445	208,247
Republic Services, Cl A	23,089	3,090,232
Robert Half International	1,699	153,165
Textron	2,446	159,699
Univar Solutions *	2,425	74,496
Waste Management	21,276	3,372,459
WESCO International *	714	89,664
WillScot Mobile Mini Holdings *	2,718	97,114
Zurn Water Solutions	1,808	52,107
Total Industrials		14,294,586
Information Technology — 13.6%
Akamai Technologies *	1,243	125,593
Amdocs	32,475	2,821,753
Arista Networks *	3,860	394,801
Automatic Data Processing	886	197,525
Cisco Systems	44,820	2,019,141
Coherent *	10,083	2,732,090
ExlService Holdings *	537	76,356
Fortinet *	1,853	545,041
Gartner *	1,261	330,886
International Business Machines	967	134,258
Jack Henry & Associates	13,379	2,516,857
Juniper Networks	5,162	158,370
Motorola Solutions	2,075	455,961
NortonLifeLock	4,955	120,605
NVIDIA	20,949	3,911,597
Palo Alto Networks *	1,437	722,495

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Paychex	6,297	$779,758
Pure Storage, Cl A *	4,418	104,839
Rogers *	9,896	2,626,200
Synaptics *	557	82,503
Vonage Holdings *	133,911	2,593,856
Total Information Technology		23,450,485
Materials — 1.4%
Air Products & Chemicals	537	132,188
Alcoa	4,162	256,879
CF Industries Holdings	4,685	462,737
Mosaic	6,801	426,083
Nucor	4,412	584,413
Sealed Air	2,328	144,755
Sonoco Products	2,028	118,577
Steel Dynamics	2,968	253,408
Total Materials		2,379,040
Real Estate — 5.1%
Alexandria Real Estate Equities ‡	708	117,493
AvalonBay Communities ‡	1,750	363,930
Camden Property Trust ‡	2,440	350,116
CubeSmart ‡	7,966	354,726
Digital Realty Trust ‡	876	122,281
Duke Realty ‡	4,968	262,459
Equity LifeStyle Properties ‡	1,615	122,255
Equity Residential ‡	4,107	315,541
Essex Property Trust ‡	376	106,728
Extra Space Storage ‡	3,599	641,342
First Industrial Realty Trust ‡	2,042	108,532
Independence Realty Trust ‡	4,255	100,035
Invitation Homes ‡	3,036	114,518
Iron Mountain ‡	3,562	191,992
Life Storage ‡	2,600	303,576

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	2,415	$437,115
National Storage Affiliates Trust ‡	1,424	74,689
ProLogis ‡	11,727	1,494,958
Public Storage ‡	8,660	2,863,342
Sun Communities ‡	696	114,234
UDR ‡	3,878	185,368
Total Real Estate		8,745,230
Utilities — 3.3%
Alliant Energy	2,326	148,445
Ameren	1,630	155,160
American Electric Power	1,911	194,979
Consolidated Edison	1,723	171,025
Duke Energy	7,949	894,422
Exelon	15,423	758,040
Hawaiian Electric Industries	3,002	129,596
National Fuel Gas	5,243	385,518
PNM Resources	56,394	2,680,407
Southern	2,689	203,450
Total Utilities		5,721,042
TOTAL UNITED STATES		172,107,184
TOTAL COMMON STOCK
(Cost $162,938,104)		172,107,184
TOTAL INVESTMENTS — 99.8%
(Cost $162,938,104)		$172,107,184

Percentages are based on Net Assets of $172,462,619.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.1%
Consumer Discretionary — 0.1%
MercadoLibre *	109	$85,661

CHINA — 0.1%
Consumer Discretionary — 0.1%
Yum China Holdings	916	41,641

PERU — 0.0%
Materials — 0.0%
Southern Copper	186	11,491

SOUTH KOREA — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	1,793	24,224

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	736	95,231

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	1,135	$368,512

UNITED STATES — 99.1%
Communication Services — 8.9%
Activision Blizzard	1,720	133,954
Alphabet, Cl A *	689	1,567,640
Alphabet, Cl C *	620	1,414,084
AT&T	16,167	344,195
Charter Communications, Cl A *	264	133,829
Comcast, Cl A	10,392	460,158
DISH Network, Cl A *	547	12,488
Electronic Arts	634	87,904
Fox, Cl A	702	24,928
Fox, Cl B	315	10,304
Liberty Broadband, Cl A *	43	5,246
Liberty Broadband, Cl C *	300	37,551
Live Nation Entertainment *	337	32,032
Match Group *	605	47,662
Meta Platforms, Cl A *	5,267	1,019,902
Netflix *	994	196,255
Omnicom Group	459	34,246
Paramount Global, Cl A	7	258
Paramount Global, Cl B	1,291	44,320
Pinterest, Cl A *	1,264	24,838
ROBLOX, Cl A *	658	19,701
Roku, Cl A *	265	25,148
Sirius XM Holdings	1,585	10,144
Snap, Cl A *	2,460	34,711
Spotify Technology *	266	29,997
Take-Two Interactive Software *	256	31,880
T-Mobile US *	1,475	196,603
Twitter *	1,582	62,647

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	9,698	$497,410
Walt Disney *	4,207	464,621
Warner Bros Discovery *	4,951	91,346
Warner Music Group, Cl A	252	7,482
ZoomInfo Technologies, Cl A *	611	24,678
		7,128,162

Consumer Discretionary — 10.7%
Airbnb, Cl A *	759	91,740
Amazon.com *	1,005	2,416,211
Aptiv *	608	64,594
AutoZone *	45	92,684
Best Buy	448	36,763
Booking Holdings *	93	208,651
Burlington Stores *	147	24,740
Caesars Entertainment *	457	22,928
CarMax *	362	35,936
Carnival *	1,930	26,788
Carvana, Cl A *	187	5,505
Chewy, Cl A *	179	4,439
Chipotle Mexican Grill, Cl A *	60	84,153
Darden Restaurants	279	34,875
Dollar General	517	113,916
Dollar Tree *	503	80,646
Domino’s Pizza	80	29,054
DoorDash, Cl A *	435	33,456
DR Horton	740	55,611
eBay	1,271	61,860
Etsy *	281	22,795
Expedia Group *	337	43,584
Ford Motor	8,935	122,231
Garmin	344	36,333
General Motors *	2,999	116,001
Genuine Parts	313	42,796
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hilton Worldwide Holdings	621	$87,474
Home Depot	2,383	721,453
Las Vegas Sands *	1,031	36,559
Lennar, Cl A	572	45,903
Lennar, Cl B	27	1,814
Lowe’s	1,499	292,755
Lucid Group *	1,235	24,922
Lululemon Athletica *	266	77,855
Marriott International, Cl A	632	108,439
McDonald’s	1,720	433,801
MGM Resorts International	803	28,081
NIKE, Cl B	2,848	338,485
NVR *	7	31,154
O’Reilly Automotive *	149	94,938
Pool	88	35,079
Rivian Automotive, Cl A *	400	12,560
Ross Stores	779	66,231
Royal Caribbean Cruises *	484	28,106
Starbucks	2,608	204,728
Target	1,047	169,488
Tesla *	1,937	1,468,750
TJX	2,490	158,289
Tractor Supply	252	47,215
Ulta Beauty *	116	49,080
VF	785	39,611
Wayfair, Cl A *	163	9,681
Yum! Brands	651	79,077
		8,599,818

Consumer Staples — 6.4%
Altria Group	4,114	222,526
Archer-Daniels-Midland	1,268	115,160
Brown-Forman, Cl A	79	4,987
Brown-Forman, Cl B	681	45,028

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Church & Dwight	547	$49,263
Clorox	275	39,974
Coca-Cola	8,966	568,265
Colgate-Palmolive	1,905	150,133
Conagra Brands	1,055	34,699
Constellation Brands, Cl A	346	84,933
Costco Wholesale	1,022	476,477
Estee Lauder, Cl A	485	123,505
General Mills	1,361	95,066
Hershey	329	69,653
Hormel Foods	635	30,905
Kellogg	580	40,449
Keurig Dr Pepper	1,935	67,222
Kimberly-Clark	763	101,494
Kraft Heinz	1,559	58,977
Kroger	1,483	78,555
McCormick	559	51,830
Mondelez International, Cl A	3,128	198,816
Monster Beverage *	844	75,217
PepsiCo	3,188	534,787
Philip Morris International	3,518	373,787
Procter & Gamble	5,512	815,115
Sysco	1,145	96,386
Tyson Foods, Cl A	651	58,336
Walgreens Boots Alliance	1,612	70,654
Walmart	3,328	428,081
		5,160,280

Energy — 4.8%
Baker Hughes, Cl A	2,014	72,464
Cheniere Energy	515	70,436
Chevron	4,435	774,617
ConocoPhillips	2,944	330,788
Continental Resources	242	16,473

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Coterra Energy	1,776	$60,970
Devon Energy	1,493	111,826
Diamondback Energy	399	60,656
EOG Resources	1,326	181,609
Exxon Mobil	9,684	929,664
Halliburton	1,877	76,018
Hess	661	81,349
Kinder Morgan	4,496	88,526
Marathon Oil	1,613	50,697
Marathon Petroleum	1,263	128,561
Occidental Petroleum	2,015	139,660
ONEOK	1,003	66,047
Phillips 66	1,088	109,681
Pioneer Natural Resources	522	145,085
Schlumberger	3,201	147,118
Valero Energy	925	119,880
Williams	2,751	101,952
		3,864,077

Financials — 10.7%
Aflac	1,341	81,224
Allstate	617	84,338
American Express	1,267	213,895
American International Group	1,825	107,091
Ameriprise Financial	249	68,791
Aon, Cl A	461	127,084
Apollo Global Management	1,059	61,041
Arch Capital Group *	823	39,060
Ares Management, Cl A	336	23,913
Arthur J Gallagher	470	76,112
Bank of America	16,198	602,566
Bank of New York Mellon	1,647	76,767
Berkshire Hathaway, Cl B *	2,949	931,825
BlackRock, Cl A	332	222,135

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Blackstone, Cl A	1,575	$185,519
Blue Owl Capital, Cl A	862	10,809
Brown & Brown	521	30,932
Capital One Financial	908	116,097
Charles Schwab	3,447	241,635
Chubb	828	174,948
Cincinnati Financial	347	44,367
Citigroup	4,471	238,796
Citizens Financial Group	1,111	45,973
CME Group, Cl A	808	160,655
Coinbase Global, Cl A *	307	23,977
Discover Financial Services	629	71,385
Fifth Third Bancorp	1,534	60,486
First Republic Bank	402	62,322
Franklin Resources	646	17,494
Goldman Sachs Group	773	252,655
Hartford Financial Services Group	743	53,875
Huntington Bancshares	3,203	44,458
Interactive Brokers Group, Cl A	203	12,493
Intercontinental Exchange	1,259	128,909
JPMorgan Chase	6,701	886,073
KeyCorp	2,064	41,197
KKR	1,288	70,595
Loews	462	30,256
M&T Bank	402	72,348
Markel *	30	41,083
Marsh & McLennan	1,138	182,023
MetLife	1,411	95,087
Moody’s	362	109,168
Morgan Stanley	3,102	267,206
MSCI, Cl A	178	78,738
Nasdaq	256	39,747
Northern Trust	448	50,064

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PNC Financial Services Group	946	$165,938
Principal Financial Group	564	41,132
Progressive	1,324	158,059
Prudential Financial	851	90,419
Raymond James Financial	418	41,169
Regions Financial	2,101	46,411
Rocket, Cl A	217	1,968
S&P Global	788	275,390
Signature Bank NY	137	29,629
State Street	777	56,325
SVB Financial Group *	131	64,003
Synchrony Financial	1,133	41,966
T Rowe Price Group	505	64,180
Tradeweb Markets, Cl A	235	15,888
Travelers	541	96,861
Truist Financial	3,008	149,618
US Bancorp	3,024	160,484
Wells Fargo	8,794	402,501
Willis Towers Watson	252	53,190
		8,612,343

Health Care — 14.4%
Abbott Laboratories	4,047	475,361
AbbVie	4,062	598,617
Agilent Technologies	677	86,358
Align Technology *	174	48,309
Alnylam Pharmaceuticals *	270	33,966
AmerisourceBergen, Cl A	343	53,093
Amgen	1,211	310,912
Anthem	548	279,266
Avantor *	1,234	39,537
Baxter International	1,137	86,469
Becton Dickinson	642	164,224
Biogen *	330	66,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
BioMarin Pharmaceutical *	410	$30,803
Bio-Rad Laboratories, Cl A *	48	25,814
Boston Scientific *	3,235	132,667
Bristol-Myers Squibb	4,818	363,518
Catalent *	381	39,266
Centene *	1,295	105,465
Cerner	663	62,886
Charles River Laboratories International *	112	26,217
Cigna	727	195,047
Cooper	110	38,582
CVS Health	2,975	287,831
Danaher	1,479	390,190
Dexcom *	220	65,547
Edwards Lifesciences *	1,399	141,089
Elanco Animal Health *	991	23,487
Eli Lilly	1,948	610,581
Exact Sciences *	383	19,077
Gilead Sciences	2,847	184,628
HCA Healthcare	522	109,829
Hologic *	559	42,076
Horizon Therapeutics *	511	45,832
Humana	284	129,001
IDEXX Laboratories *	189	74,016
Illumina *	355	85,015
Incyte *	410	31,115
Insulet *	155	33,089
Intuitive Surgical *	813	185,071
IQVIA Holdings *	424	91,266
Johnson & Johnson	6,039	1,084,182
Laboratory Corp of America Holdings	210	51,811
McKesson	340	111,755
Medtronic	3,047	305,157
Merck	5,813	534,970

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mettler-Toledo International *	51	$65,592
Moderna *	815	118,444
Molina Healthcare *	131	38,019
PerkinElmer	283	42,357
Pfizer	13,007	689,891
Quest Diagnostics	263	37,088
Regeneron Pharmaceuticals *	235	156,214
ResMed	328	66,735
Royalty Pharma, Cl A	757	31,143
Seagen *	305	41,382
STERIS	225	51,345
Stryker	751	176,110
Teleflex	105	30,213
Thermo Fisher Scientific	903	512,516
UnitedHealth Group	2,152	1,069,071
Veeva Systems, Cl A *	313	53,291
Vertex Pharmaceuticals *	579	155,548
Viatris, Cl W *	2,708	33,227
Waters *	136	44,601
West Pharmaceutical Services	166	51,523
Zimmer Biomet Holdings	472	56,739
Zoetis, Cl A	1,069	182,724
		11,602,765

Industrials — 7.4%
3M	1,292	192,883
AMETEK	520	63,164
Boeing *	1,339	175,945
Carrier Global	1,924	75,632
Caterpillar	1,216	262,474
Cintas	195	77,674
Copart *	483	55,318
CoStar Group *	882	53,749
CSX	4,934	156,852

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	320	$66,918
Deere	636	227,548
Delta Air Lines *	1,440	60,034
Dover	323	43,253
Eaton	903	125,156
Emerson Electric	1,336	118,450
Equifax	276	55,912
Expeditors International of Washington	375	40,815
Fastenal	1,297	69,467
FedEx	543	121,947
Fortive	788	48,675
Generac Holdings *	141	34,838
General Dynamics	552	124,150
General Electric	2,477	193,924
HEICO	90	12,875
HEICO, Cl A	163	19,086
Honeywell International	1,554	300,885
IDEX	170	32,564
Illinois Tool Works	637	132,541
Ingersoll Rand	915	43,142
Jacobs Engineering Group	288	40,346
JB Hunt Transport Services	187	32,272
Johnson Controls International	1,586	86,453
L3Harris Technologies	436	105,032
Lockheed Martin	606	266,707
Lyft, Cl A *	617	10,909
Norfolk Southern	588	140,920
Northrop Grumman	318	148,814
Old Dominion Freight Line	235	60,686
Otis Worldwide	956	71,126
PACCAR	718	62,351
Parker-Hannifin	289	78,657
Quanta Services	317	37,723

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Raytheon Technologies	3,386	$322,076
Republic Services, Cl A	465	62,236
Rockwell Automation	262	55,858
Rollins	530	18,794
Southwest Airlines *	1,334	61,177
Stanley Black & Decker	367	43,559
Trane Technologies	525	72,482
TransDigm Group *	119	72,039
TransUnion	431	37,415
Uber Technologies *	4,074	94,517
Union Pacific	1,425	313,187
United Airlines Holdings *	724	34,484
United Parcel Service, Cl B	1,667	303,811
United Rentals *	162	48,305
Verisk Analytics, Cl A	355	62,097
Waste Management	941	149,158
Westinghouse Air Brake Technologies	392	37,028
WW Grainger	103	50,168
Xylem	403	33,953
		6,000,211

Information Technology — 28.2%
Accenture, Cl A	1,530	456,644
Adobe *	1,090	453,963
Advanced Micro Devices *	3,670	373,826
Akamai Technologies *	355	35,869
Amphenol, Cl A	1,349	95,590
Analog Devices	1,185	199,554
ANSYS *	195	50,770
Apple	37,346	5,558,579
Applied Materials	2,001	234,697
AppLovin, Cl A *	240	9,146
Arista Networks *	534	54,618
Atlassian, Cl A *	317	56,210

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Autodesk *	492	$102,213
Automatic Data Processing	953	212,462
Bentley Systems, Cl B	463	15,918
Bill.com Holdings *	218	25,776
Block, Cl A *	1,166	102,037
Broadcom	908	526,758
Broadridge Financial Solutions	261	38,163
Cadence Design Systems *	622	95,620
CDW	301	51,128
Cisco Systems	8,803	396,575
Cloudflare, Cl A *	557	31,192
Cognizant Technology Solutions, Cl A	1,185	88,520
Corning	1,726	61,825
Crowdstrike Holdings, Cl A *	463	74,075
Datadog, Cl A *	570	54,372
Dell Technologies, Cl C	619	30,913
DocuSign, Cl A *	433	36,333
Enphase Energy *	277	51,575
EPAM Systems *	124	41,977
Fidelity National Information Services	1,357	141,807
Fiserv *	1,342	134,442
FleetCor Technologies *	170	42,298
Fortinet *	309	90,889
Gartner *	180	47,232
Global Payments	633	82,948
GLOBALFOUNDRIES *	131	7,819
Hewlett Packard Enterprise	2,921	45,568
HP	2,383	92,556
HubSpot *	101	34,107
Intel	9,461	420,258
International Business Machines	2,042	283,511
Intuit	625	259,038
Keysight Technologies *	408	59,405

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
KLA	340	$124,049
Lam Research	316	164,330
Marvell Technology	1,914	113,213
Mastercard, Cl A	1,982	709,298
Microchip Technology	1,235	89,723
Micron Technology	2,531	186,889
Microsoft	16,920	4,600,040
MongoDB, Cl A *	142	33,675
Monolithic Power Systems	98	44,138
Motorola Solutions	378	83,062
NetApp	499	35,903
NVIDIA	6,462	1,206,585
Okta, Cl A *	327	27,157
ON Semiconductor *	974	59,102
Oracle	3,462	248,987
Palantir Technologies, Cl A *	3,859	33,496
Palo Alto Networks *	218	109,606
Paychex	730	90,396
Paycom Software *	115	32,699
PayPal Holdings *	2,636	224,614
Qorvo *	241	26,932
QUALCOMM	2,560	366,643
Qualtrics International, Cl A *	179	2,542
Roper Technologies	238	105,301
Salesforce *	2,177	348,843
Seagate Technology Holdings	460	38,948
ServiceNow *	453	211,764
Skyworks Solutions	362	39,411
Snowflake, Cl A *	598	76,335
Splunk *	358	36,716
SS&C Technologies Holdings	500	31,995
Synopsys *	345	110,124
Teledyne Technologies *	103	41,730

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	362	$39,552
Texas Instruments	2,098	370,842
Trade Desk, Cl A *	982	51,113
Trimble *	562	38,244
Twilio, Cl A *	379	39,859
Tyler Technologies *	92	32,735
Ubiquiti	10	2,616
Unity Software *	442	17,667
VeriSign *	216	37,703
Visa, Cl A	3,796	805,397
VMware, Cl A	470	60,207
Western Digital *	687	41,694
Workday, Cl A *	438	68,459
Zebra Technologies, Cl A *	118	39,906
Zoom Video Communications, Cl A *	479	51,469
Zscaler *	186	28,475
		22,738,960

Materials — 2.0%
Air Products & Chemicals	501	123,326
Albemarle	264	68,751
Amcor	3,403	44,579
Ball	720	51,041
Celanese, Cl A	242	37,878
CF Industries Holdings	469	46,323
Corteva	1,623	101,632
Dow	1,665	113,187
DuPont de Nemours	1,052	71,378
Ecolab	576	94,412
Freeport-McMoRan	3,280	128,182
International Flavors & Fragrances	576	76,130
International Paper	841	40,747
LyondellBasell Industries, Cl A	579	66,151
Martin Marietta Materials	140	47,513

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Mosaic	813	$50,934
Newmont	1,795	121,791
Nucor	604	80,006
PPG Industries	533	67,419
Sherwin-Williams	542	145,278
Vulcan Materials	293	48,307
		1,624,965

Real Estate — 2.7%
Alexandria Real Estate Equities ‡	365	60,572
American Tower ‡	1,034	264,838
AvalonBay Communities ‡	311	64,676
Boston Properties ‡	321	35,689
CBRE Group, Cl A *	718	59,479
Crown Castle International ‡	979	185,667
Digital Realty Trust ‡	644	89,896
Duke Realty ‡	861	45,487
Equinix ‡	205	140,853
Equity Residential ‡	823	63,231
Essex Property Trust ‡	146	41,442
Extra Space Storage ‡	298	53,104
Healthpeak Properties ‡	1,209	35,895
Invitation Homes ‡	1,369	51,639
Mid-America Apartment Communities ‡	258	46,698
ProLogis ‡	1,675	213,529
Public Storage ‡	344	113,740
Realty Income ‡	1,352	92,233
SBA Communications, Cl A ‡	242	81,460
Simon Property Group ‡	738	84,612
Sun Communities ‡	257	42,181
UDR ‡	727	34,751
Ventas ‡	897	50,896
VICI Properties ‡	1,685	51,982
Welltower ‡	1,027	91,495

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	1,684	$66,552
Zillow Group, Cl A *	88	3,516
Zillow Group, Cl C *	373	14,883
		2,180,996

Utilities — 2.9%
AES	1,469	32,377
Alliant Energy	562	35,867
Ameren	579	55,115
American Electric Power	1,143	116,620
American Water Works	410	62,012
Avangrid	150	7,138
CenterPoint Energy	1,414	45,319
CMS Energy	651	46,247
Consolidated Edison	801	79,507
Constellation Energy	736	45,691
Dominion Energy	1,835	154,544
DTE Energy	435	57,729
Duke Energy	1,747	196,572
Edison International	860	60,123
Entergy	458	55,107
Evergy	503	35,180
Eversource Energy	772	71,271
Exelon	2,196	107,933
FirstEnergy	1,289	55,375
NextEra Energy	4,457	337,350
PG&E *	4,570	55,754
PPL	1,632	49,254
Public Service Enterprise Group	1,135	77,793
Sempra Energy	716	117,324
Southern	2,401	181,660
WEC Energy Group	713	74,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	1,231	$92,743
		2,306,520

TOTAL UNITED STATES		79,819,097
TOTAL COMMON STOCK
(Cost $78,984,165)		80,445,857
TOTAL INVESTMENTS — 99.9%
(Cost $78,984,165)		$80,445,857

Percentages are based on Net Assets of $80,505,023.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
PLC — Public Limited Company
S&P — Standard & Poor’s

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Communication Services — 7.8%
Meta Platforms, Cl A *	542	$104,953
Netflix *	571	112,738
Nexstar Media Group, Cl A	686	120,201
Pinterest, Cl A *	5,295	104,047
ROBLOX, Cl A *	3,546	106,167
Roku, Cl A *	1,170	111,033
Snap, Cl A *	3,850	54,324
ZoomInfo Technologies, Cl A *	2,291	92,533
Total Communication Services		805,996
Consumer Discretionary — 8.3%
Airbnb, Cl A *	715	86,422
Carvana, Cl A *	1,890	55,642
DoorDash, Cl A *	1,334	102,598
QuantumScape, Cl A *	7,334	93,802
Rivian Automotive, Cl A *	3,591	112,757
Skechers USA, Cl A *	2,837	111,778
Starbucks	1,456	114,296
Tesla *	125	94,783

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Wayfair, Cl A *	1,424	$84,571
Total Consumer Discretionary		856,649
Energy — 3.8%
Antero Resources *	3,086	132,327
New Fortress Energy, Cl A	2,803	130,592
Pioneer Natural Resources	468	130,076
Total Energy		392,995
Financials — 15.6%
Apollo Global Management	2,184	125,886
Ares Management, Cl A	1,641	116,790
BlackRock, Cl A	175	117,089
Blackstone, Cl A	1,070	126,035
Capital One Financial	872	111,494
Coinbase Global, Cl A *	971	75,835
Essent Group	2,681	114,720
Intercontinental Exchange	946	96,861
MarketAxess Holdings	412	116,052
Pinnacle Financial Partners	1,401	114,069
SEI Investments	1,950	113,939
Signature Bank NY	452	97,754
Starwood Property Trust ‡	4,749	113,454
Tradeweb Markets, Cl A	1,526	103,173
Upstart Holdings *	1,459	73,533
Total Financials		1,616,684
Health Care — 15.5%
Guardant Health *	1,774	72,699
Ionis Pharmaceuticals *	2,955	107,917
Jazz Pharmaceuticals *	678	101,483
LHC Group *	655	109,162
Masimo *	962	135,094
Medpace Holdings *	814	116,597
Neurocrine Biosciences *	1,207	112,842

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Oak Street Health *	6,006	$113,393
Penumbra *	635	93,294
Regeneron Pharmaceuticals *	166	110,347
Royalty Pharma, Cl A	2,551	104,948
Seagen *	829	112,479
Ultragenyx Pharmaceutical *	1,550	72,695
United Therapeutics *	612	140,968
Veeva Systems, Cl A *	602	102,497
Total Health Care		1,606,415
Industrials — 5.7%
Axon Enterprise *	968	98,116
Clean Harbors *	1,044	97,510
CoStar Group *	1,707	104,025
FedEx	547	122,845
Lyft, Cl A *	3,368	59,546
XPO Logistics *	2,020	107,949
Total Industrials		589,991
Information Technology — 28.4%
Affirm Holdings, Cl A *	3,816	108,756
Akamai Technologies *	967	97,706
Avalara *	1,428	120,909
Block, Cl A *	1,101	96,348
Cloudflare, Cl A *	1,272	71,232
Crowdstrike Holdings, Cl A *	551	88,154
Datadog, Cl A *	907	86,519
Dell Technologies, Cl C	2,311	115,412
Dropbox, Cl A *	4,995	104,096
EPAM Systems *	410	138,793
FleetCor Technologies *	439	109,228
Fortinet *	376	110,597
Monolithic Power Systems	279	125,659
NVIDIA	586	109,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Okta, Cl A *	918	$76,240
Palantir Technologies, Cl A *	10,534	91,435
Paycom Software *	389	110,608
RingCentral, Cl A *	1,291	81,514
Salesforce *	617	98,868
SS&C Technologies Holdings	1,680	107,503
Synopsys *	379	120,977
Trade Desk, Cl A *	1,843	95,928
Twilio, Cl A *	971	102,120
Ubiquiti	388	101,485
VeriSign *	613	106,999
Workday, Cl A *	525	82,057
Zendesk *	898	82,122
Zoom Video Communications, Cl A *	1,091	117,228
Zscaler *	540	82,669
Total Information Technology		2,940,580
Materials — 3.2%
MP Materials *	2,856	112,612
Steel Dynamics	1,278	109,116
Westlake	859	113,482
Total Materials		335,210
Real Estate — 11.6%
American Campus Communities ‡	1,680	109,200
American Homes 4 Rent, Cl A ‡	2,742	101,344
Apartment Income REIT ‡	2,209	99,096
Camden Property Trust ‡	692	99,295
Invitation Homes ‡	2,728	102,900
Medical Properties Trust ‡	5,908	109,771
ProLogis ‡	684	87,196
Rexford Industrial Realty ‡	1,404	89,674
STAG Industrial ‡	2,911	96,936
STORE Capital ‡	3,821	105,421

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2022 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Vornado Realty Trust ‡	2,806	$98,098
Zillow Group, Cl C *	2,729	108,887
Total Real Estate		1,207,818
TOTAL UNITED STATES		10,352,338
TOTAL COMMON STOCK
(Cost $12,989,097)		10,352,338
TOTAL INVESTMENTS — 99.9%
(Cost $12,989,097)		$10,352,338

Percentages are based on Net Assets of $10,364,852.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
REIT — Real Estate Investment Trust

As of May 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2022 (Unaudited)

	Global X Alternative Income ETF		Global X S&P 500® Quality Dividend ETF	Global X U.S. Preferred ETF		Global X Variable Rate Preferred ETF
Assets:
Cost of Investments	$8,411,741		$60,210,297	$2,442,498,241		$178,671,349
Cost of Repurchase Agreement	2,637,254		—	36,122,304		—
Cost of Affiliated Investments	35,024,097		—	—		—
Investments, at Value	$10,448,334	*	$60,455,268	$2,151,452,874	*	$168,282,956
Repurchase Agreement, at Value	2,637,254		—	36,122,304		—
Affiliated Investments, at Value	29,353,583		—	—		—
Cash	—		40,734	—		116,844
Dividend, Interest, and Securities Lending Income Receivable	106,763		167,363	13,787,055		736,194
Receivable for Capital Shares Sold	—		—	3,370,058		1,748,082
Receivable for Investment Securities Sold	—		—	22,548,443		6,492,068
Total Assets	42,545,934		60,663,365	2,227,280,734		177,376,144
Liabilities:
Obligation to Return Securities Lending Collateral	5,476,290		—	75,008,396		—
Payable due to Investment Adviser	4,378		9,800	397,171		33,074
Payable for Investment Securities Purchased	—		—	27,890,403		8,259,920
Payable for Capital Shares Redeemed	—		—	3,129,272		—
Cash Overdraft	71,364		—	560,697		—
Custodian Fees Payable	22		27	3,010		88
Total Liabilities	5,552,054		9,827	106,988,949		8,293,082
Net Assets	$36,993,880		$60,653,538	$2,120,291,785		$169,083,062
Net Assets Consist of:
Paid-in Capital	$42,675,783		$59,962,500	$2,442,529,436		$181,089,304
Total Distributable Earnings/(Loss)	(5,681,903)		691,038	(322,237,651)		(12,006,242)
Net Assets	$36,993,880		$60,653,538	$2,120,291,785		$169,083,062
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,020,000		1,810,002	94,860,000		6,780,000
Net Asset Value, Offering and Redemption Price Per Share	$12.25		$33.51	$22.35		$24.94
*Includes Market Value of Securities on Loan	$5,337,063		$—	$73,472,443		$—
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2022 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF		Global X Conscious Companies ETF
Assets:
Cost of Investments	$808,679,532	$751,894,068		$658,744,594
Cost of Repurchase Agreement	—	4,173,406		—
Investments, at Value	$1,282,996,015	$1,036,322,550	*	$652,477,528
Repurchase Agreement, at Value	—	4,173,406		—
Cash	2,065,452	606,484		1,086,067
Foreign Currency, at Value	—	1,231		—
Receivable for Investment Securities Sold	74,752,273	33,140,417		—
Dividend, Interest, and Securities Lending Income Receivable	7,871	1,260,851		850,161
Receivable for Capital Shares Sold	—	1,752,254		—
Reclaim Receivable	—	579,714		—
Prepaid Tax Asset	2,907,007	—		—
Total Assets	1,362,728,618	1,077,836,907		654,413,756
Liabilities:
Obligation to Return Securities Lending Collateral	—	8,666,128		—
Payable for Investment Securities Purchased	66,944,223	35,532,919		—
Payable for Capital Shares Redeemed	6,768,820	—		—
Payable due to Investment Adviser	470,901	373,793		234,553
Custodian Fees Payable	422	82		—
Franchise Tax Payable	11,699	—		—
Other Accrued Expenses	8,596	—		—
Deferred Tax Liability	12,714,980	—		—
Total Liabilities	86,919,641	44,572,922		234,553
Net Assets	$1,275,808,977	$1,033,263,985		$654,179,203
Net Assets Consist of:
Paid-in Capital	$1,299,031,758	$973,895,691		$644,246,154
Total Distributable Earnings/(Loss)	(23,222,781)	59,368,294		9,933,049
Net Assets	$1,275,808,977	$1,033,263,985		$654,179,203
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	30,158,637	23,587,506		22,330,000
Net Asset Value, Offering and Redemption Price Per Share	$42.30	$43.81		$29.30
*Includes Market Value of Securities on Loan	$—	$8,369,112		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2022 (Unaudited)

	Global X Adaptive U.S. Factor ETF	Global X Adaptive U.S. Risk Management ETF	Global X Founder-Run Companies ETF
Assets:
Cost of Investments	$162,938,104	$78,984,165	$12,989,097
Investments, at Value	$172,107,184	$80,445,857	$10,352,338
Cash	55,567	454,309	10,918
Dividend, Interest, and Securities Lending Income Receivable	336,805	19,746	5,569
Reclaim Receivable	1,608	280	—
Total Assets	172,501,164	80,920,192	10,368,825
Liabilities:
Payable due to Investment Adviser	38,543	27,365	3,973
Payable for Investment Securities Purchased	—	387,804	—
Custodian Fees Payable	2	—	—
Total Liabilities	38,545	415,169	3,973
Net Assets	$172,462,619	$80,505,023	$10,364,852
Net Assets Consist of:
Paid-in Capital	$166,634,241	$97,593,879	$14,692,349
Total Distributable Earnings/(Loss)	5,828,378	(17,088,856)	(4,327,497)
Net Assets	$172,462,619	$80,505,023	$10,364,852
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,610,002	3,060,000	410,000
Net Asset Value, Offering and Redemption Price Per Share	$30.74	$26.31	$25.28

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2022 (Unaudited)

	Global X Alternative Income ETF	Global X S&P 500® Quality Dividend ETF	Global X U.S. Preferred ETF	Global X Variable Rate Preferred ETF
Investment Income:
Dividend Income	$78,698	$611,190	$61,587,287	$3,532,983
Dividend Income, from Affiliated Investments	1,172,560	—	—	—
Interest Income	8	—	2,121	—
Security Lending Income	6,776	—	622,689	—
Less: Foreign Taxes Withheld	—	(136)	(6,596)	—
Total Investment Income	1,258,042	611,054	62,205,501	3,532,983
Supervision and Administration Fees(1)	92,138	37,649	2,655,127	150,699
Custodian Fees(2)	62	80	6,805	346
Total Expenses	92,200	37,729	2,661,932	151,045
Reimbursement from Adviser(3)	(65,072)	—	—	—
Net Expenses	27,128	37,729	2,661,932	151,045
Net Investment Income	1,230,914	573,325	59,543,569	3,381,938
Net Realized Gain (Loss) on:
Investments(4)	456,882	1,099,408	(23,242,728)	(2,086,967)
Affiliated Investments	13,505	—	—	—
Capital Gain Distribution from Affiliated Investments	3,307	—	—	—
Net Realized Gain (Loss) on Investments	473,694	1,099,408	(23,242,728)	(2,086,967)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	939,767	15,400	(261,856,744)	(8,057,635)
Affiliated Investments	(3,883,084)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,943,317)	15,400	(261,856,744)	(8,057,635)
Net Realized and Unrealized Gain (Loss) on Investments	(2,469,623)	1,114,808	(285,099,472)	(10,144,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,238,709)	$1,688,133	$(225,555,903)	$(6,762,664)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	See Note 3 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2022 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X Conscious Companies ETF
Investment Income:
Distributions from Master Limited Partnerships	$40,950,860	$—	$—
Less: Return of Capital Distributions	(40,950,860)	—	—
Dividend Income	1,551,669	18,350,658	4,692,368
Interest Income	662	74	109
Security Lending Income	—	6,085	—
Less: Foreign Taxes Withheld	—	(868,698)	(9,196)
Total Investment Income	1,552,331	17,488,119	4,683,281
Supervision and Administration Fees(1)	2,520,911	1,975,100	1,425,668
Custodian Fees(2)	17,777	902	28
Net Expenses	2,538,688	1,976,002	1,425,696
Net Investment Income (Loss), Before Taxes	(986,357)	15,512,117	3,257,585
Tax Benefit/(Expense), net of valuation allowance	31,379	–	–
Net Investment Income (Loss), Net of Taxes	(954,978)	15,512,117	3,257,585
Net Realized Gain (Loss) on:
Investments(3)	54,052,938	18,494,660	16,301,761
Foreign Currency Transactions	—	1	—
Tax Benefit/(Expense), Net of Valuation Allowance	(1,719,598)	—	—
Net Realized Gain on Investments, Foreign Currency Transactions	52,333,340	18,494,661	16,301,761
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	255,232,168	188,300,432	(91,815,964)
Foreign Currency Translations	—	22	—
Tax Benefit/(Expense), Net of Valuation Allowance	(8,119,754)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	247,112,414	188,300,454	(91,815,964)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Translations	299,445,754	206,795,115	(75,514,203)
Net Increase (Decrease) in Net Assets Resulting from Operations	$298,490,776	$222,307,232	$(72,256,618)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2022 (Unaudited)

	Global X Adaptive U.S. Factor ETF	Global X Adaptive U.S. Risk Management ETF	Global X Founder-Run Companies ETF
Investment Income:
Dividend Income	$2,112,097	$330,853	$56,962
Interest Income	—	419,711	3
Less: Foreign Taxes Withheld	751	454	—
Total Investment Income	2,112,848	751,018	56,965
Supervision and Administration Fees(1)	237,669	195,819	29,344
Custodian Fees(2)	130	14	5
Total Expenses	237,799	195,833	29,349
Net Investment Income	1,875,049	555,185	27,616
Net Realized Gain (Loss) on:
Investments(3)	5,680,284	(17,836,971)	(1,400,974)
Net Realized Gain (Loss) on Investments	5,680,284	(17,836,971)	(1,400,974)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	270,639	2,905,019	(2,737,402)
Net Change in Unrealized Appreciation (Depreciation) on Investments	270,639	2,905,019	(2,737,402)
Net Realized and Unrealized Gain (Loss) on Investments	5,950,923	(14,931,952)	(4,138,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,825,972	$(14,376,767)	$(4,110,760)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Alternative Income ETF		Global X S&P 500® Quality Dividend ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income	$1,230,914	$1,089,075	$573,325	$222,968
Net Realized Gain on Investments (1)	473,694	3,066,455	1,099,408	1,519,036
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,943,317)	532,872	15,400	(214,312)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,238,709)	4,688,402	1,688,133	1,527,692
Distributions	(1,401,724)	(1,353,663)	(468,991)	(224,212)
Return of Capital	—	(578,074)	—	—
Capital Share Transactions:
Issued	6,027,152	21,228,614	57,689,790	7,407,813
Redeemed	(2,313,585)	(7,637,384)	(7,870,829)	(5,396,072)
Increase in Net Assets from Capital Share Transactions	3,713,567	13,591,230	49,818,961	2,011,741
Total Increase in Net Assets	1,073,134	16,347,895	51,038,103	3,315,221
Net Assets:
Beginning of Year/Period	35,920,746	19,572,851	9,615,435	6,300,214
End of Year/Period	$36,993,880	$35,920,746	$60,653,538	$9,615,435
Share Transactions:
Issued	470,000	1,600,000	1,740,000	240,000
Redeemed	(180,000)	(570,000)	(240,000)	(180,000)
Net Increase in Shares Outstanding from Share Transactions	290,000	1,030,000	1,500,000	60,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Preferred ETF		Global X Variable Rate Preferred ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income	$59,543,569	$89,775,833	$3,381,938	$1,694,679
Net Realized Gain (Loss) on Investments (1)	(23,242,728)	17,346,431	(2,086,967)	463,555
Net Change in Unrealized Appreciation (Depreciation) on Investments	(261,856,744)	(54,576,713)	(8,057,635)	(2,428,772)
Net Increase (Decrease) in Net Assets Resulting from Operations	(225,555,903)	52,545,551	(6,762,664)	(270,538)
Distributions	(64,229,340)	(89,185,080)	(3,288,150)	(1,427,978)
Return of Capital	—	—	—	(167,337)
Capital Share Transactions:
Issued	261,565,968	1,718,401,660	126,386,896	97,594,459
Redeemed	(309,511,132)	(92,290,075)	(36,470,389)	(7,859,878)
Increase (Decrease) in Net Assets from Capital Share Transactions	(47,945,164)	1,626,111,585	89,916,507	89,734,581
Total Increase (Decrease) in Net Assets	(337,730,407)	1,589,472,056	79,865,693	87,868,728
Net Assets:
Beginning of Year/Period	2,458,022,192	868,550,136	89,217,369	1,348,641
End of Year/Period	$2,120,291,785	$2,458,022,192	$169,083,062	$89,217,369
Share Transactions:
Issued	10,790,000	66,860,000	4,930,000	3,500,000
Redeemed	(13,440,000)	(3,600,000)	(1,420,000)	(280,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,650,000)	63,260,000	3,510,000	3,220,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MLP ETF		Global X MLP & Energy Infrastructure ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$(954,978)	$(1,740,541)	$15,512,117	$8,940,882
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions (1)	52,333,340	(24,709,425)	18,494,661	31,688,781
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	247,112,414	262,177,887	188,300,454	192,051,800
Net Increase in Net Assets Resulting from Operations	298,490,776	235,727,921	222,307,232	232,681,463
Distributions	(42,581,489)	—	(23,637,210)	(22,548,205)
Return of Capital	—	(80,150,843)	—	(22,509,388)
Capital Share Transactions:
Issued	274,629,060	237,875,194	165,526,556	226,639,862
Redeemed	(247,664,852)	(88,093,480)	(69,024,804)	(214,515,108)
Increase in Net Assets from Capital Share Transactions	26,964,208	149,781,714	96,501,752	12,124,754
Total Increase in Net Assets	282,873,495	305,358,792	295,171,774	199,748,624
Net Assets:
Beginning of Year/Period	992,935,482	687,576,690	738,092,211	538,343,587
End of Year/Period	$1,275,808,977	$992,935,482	$1,033,263,985	$738,092,211
Share Transactions:
Issued	6,820,000	6,810,000	4,160,000	6,860,000
Redeemed	(6,220,000)	(2,970,000)	(1,730,000)	(5,950,000)
Net Increase in Shares Outstanding from Share Transactions	600,000	3,840,000	2,430,000	910,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Conscious Companies ETF		Global X Adaptive U.S. Factor ETF
	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income	$3,257,585	$4,842,693	$1,875,049	$3,535,627
Net Realized Gain on Investments (1)	16,301,761	81,365,114	5,680,284	29,215,810
Net Change in Unrealized Appreciation (Depreciation) on Investments	(91,815,964)	18,829,589	270,639	766,875
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,256,618)	105,037,396	7,825,972	33,518,312
Distributions	(4,785,158)	(4,254,673)	(2,263,173)	(4,080,634)
Return of Capital	—	—	—	(298,947)
Capital Share Transactions:
Issued	133,946,425	333,414,724	28,826,628	37,224,536
Redeemed	(57,489,913)	(182,932,213)	(33,934,312)	(38,840,101)
Increase (Decrease) in Net Assets from Capital Share Transactions	76,456,512	150,482,511	(5,107,684)	(1,615,565)
Total Increase (Decrease) in Net Assets	(585,264)	251,265,234	455,115	27,523,166
Net Assets:
Beginning of Year/Period	654,764,467	403,499,233	172,007,504	144,484,338
End of Year/Period	$654,179,203	$654,764,467	$172,462,619	$172,007,504
Share Transactions:
Issued	4,250,000	10,500,000	940,000	1,400,000
Redeemed	(1,780,000)	(5,890,000)	(1,090,000)	(1,440,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,470,000	4,610,000	(150,000)	(40,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Risk Management ETF		Global X Founder-Run Companies ETF
	Period Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021(1)	Period Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Operations:
Net Investment Income	$555,185	$674,406	$27,616	$64,400
Net Realized Gain (Loss) on Investments (2)	(17,836,971)	12,780,557	(1,400,974)	2,412,957
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,905,019	(1,443,327)	(2,737,402)	(1,000,519)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,376,767)	12,011,636	(4,110,760)	1,476,838
Distributions	(501,079)	(241,843)	(27,728)	(67,743)
Capital Share Transactions:
Issued	19,017,491	184,056,392	—	14,648,680
Redeemed	(28,209,112)	(91,251,695)	(1,338,477)	(5,948,213)
Increase (Decrease) in Net Assets from Capital Share Transactions	(9,191,621)	92,804,697	(1,338,477)	8,700,467
Total Increase (Decrease) in Net Assets	(24,069,467)	104,574,490	(5,476,965)	10,109,562
Net Assets:
Beginning of Year/Period	104,574,490	—	15,841,817	5,732,255
End of Year/Period	$80,505,023	$104,574,490	$10,364,852	$15,841,817
Share Transactions:
Issued	650,000	6,600,000	—	430,000
Redeemed	(1,090,000)	(3,100,000)	(50,000)	(170,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(440,000)	3,500,000	(50,000)	260,000

(1)	The Fund commenced operations on January 12, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Alternative Income ETF
2022 (Unaudited)	13.16	0.43	(0.85)	(0.42)	(0.49)	—
2021	11.51	0.49	2.05	2.54	(0.62)	—
2020	14.74	0.66	(2.64)	(1.98)	(0.98)	(0.15)
2019	14.52	0.94	0.44	1.38	(1.07)	(0.09)
2018	15.40	0.92	(0.64)	0.28	(1.16)	—
2017	14.65	1.04	0.85	1.89	(1.01)	—
Global X S&P 500® Quality Dividend ETF
2022 (Unaudited)	31.02	0.50	2.42	2.92	(0.43)	—
2021	25.20	0.78	5.84	6.62	(0.80)	—
2020	26.51	0.75	(1.24)	(0.49)	(0.82)	—
2019	24.60	0.75	1.89	2.64	(0.73)	—
2018(1)	25.00	0.26	(0.44)	(0.18)	(0.22)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.49)	12.25	(3.34)	36,994	0.15	†‡‡	6.68	†	5.70
(0.27)	(0.89)	13.16	22.52	35,921	0.63	^‡‡	3.77		86.85
(0.12)	(1.25)	11.51	(13.13)	19,573	0.75		5.61		52.78
—	(1.16)	14.74	9.89	28,012	0.75		6.39		18.16
—	(1.16)	14.52	1.89	16,698	0.75		6.19		18.32
(0.13)	(1.14)	15.40	13.24	11,549	0.75		6.75		34.84

—	(0.43)	33.51	9.44	60,654	0.20	†	3.05	†	7.47
—	(0.80)	31.02	26.45	9,615	0.20		2.60		70.66
— ***	(0.82)	25.20	(1.47)	6,300	0.20		3.27		93.40
—	(0.73)	26.51	11.01	9,278	0.28	‡	2.99		49.18
—	(0.22)	24.60	(0.72)	2,460	0.36	†	2.70	†	1.18

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
^	Effective September 28, 2021, the fund’s fees were permanently lowered to 0.50%.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.20%. Prior to April 1,
2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.31% for the year ended November 30, 2019.

‡‡
The ratio of Expenses to Average Net Assets includes the effect of a reimbursement of acquired fund fees (See Note 3 in Notes to Financial Statements). If these offsets and acquired fund fees were excluded, the ratio would have been 0.70% and 0.50%, for the periods ended November 30, 2021 and May 31, 2022, respectively.

(1)	The Fund commenced operations on July 13, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X U.S. Preferred ETF
2022 (Unaudited)	25.21	0.61	(2.82)	(2.21)	(0.65)	—
2021	25.36	1.28	(0.12)	1.16	(1.31)	—
2020	24.79	1.33	0.58	1.91	(1.34)	—
2019	22.97	1.36	1.83	3.19	(1.37)	—
2018	25.03	1.44	(2.08)	(0.64)	(1.42)	—
2017(1)	25.08	0.44	(0.25)	0.19	(0.24)	—
Global X Variable Rate Preferred ETF
2022 (Unaudited)	27.28	0.72	(2.32)	(1.60)	(0.72)	(0.02)
2021	26.97	1.40	0.37	1.77	(1.29)	(0.02)
2020(2)	24.85	0.61	2.00	2.61	(0.49)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.65)	22.35	(8.88)	2,120,292	0.23	†	5.16	†	14.28
—	(1.31)	25.21	4.61	2,458,022	0.23	^^	4.99		47.89
—	(1.34)	25.36	8.13	868,550	0.23	^^	5.49		39.14
—	(1.37)	24.79	14.25	585,150	0.24		5.57		32.93
—	(1.42)	22.97	(2.72)	188,314	0.23		5.98		42.90
—	(0.24)	25.03	0.75	26,276	0.23	†	8.01	†	3.82

—	(0.74)	24.94	(5.97)	169,083	0.25	†	5.61	†	24.99
(0.15)	(1.46)	27.28	6.60	89,217	0.25		5.01		26.17
—	(0.49)	26.97	10.59	1,349	0.25	†	5.38	†	10.96

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^^	Effective April 1, 2020, until April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.23%.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 11, 2017.
(2)	The Fund commenced operations on June 22, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MLP ETF
2022 (Unaudited)	33.59	(0.03)	10.22	10.19	(1.48)	—
2021	26.73	(0.06)	9.97	9.91	—	—
2020(1)	43.92	(0.26)	(13.13)	(13.39)	—	—
2019(1)	51.24	(0.24)	(2.76)	(3.00)	—	—
2018(1)	56.52	(0.24)	(0.42)	(0.66)	(0.12)	—
2017(1)	67.44	(0.30)	(5.88)	(6.18)	— ***	—
Global X MLP & Energy Infrastructure ETF
2022 (Unaudited)	34.89	0.70	9.27	9.97	(1.05)	—
2021	26.59	0.42	9.97	10.39	(1.05)	—
2020(2)	33.45	0.71	(5.33)	(4.62)	(1.95)	—
2019(2)	36.39	1.14	(1.89)	(0.75)	(2.01)	—
2018(2)	38.40	1.05	(1.11)	(0.06)	(1.56)	—
2017(2)	44.46	0.93	(4.62)	(3.69)	(2.16)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets, Net of Tax Expense/(Benefit) (%)		Tax Expense/(Benefit) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets, Net of Tax Expense/(Benefit) (%)	Portfolio Turnover (%)††

—	(1.48)	42.30	30.55	1,275,809	0.45	†‡	(0.01)†	(0.17)†	27.95
(3.05)	(3.05)	33.59	37.49	992,935	0.43	‡	(0.02)	(0.19)	33.79
(3.80)	(3.80)	26.73	(30.51)	687,577	0.46	‡	0.46	(0.85)	33.78
(4.32)	(4.32)	43.92	(6.54)	947,045	0.46	‡	—	(0.46)	55.65
(4.50)	(4.62)	51.24	(1.72)	828,622	0.45	‡	—	(0.45)	30.35
(4.74)	(4.74)	56.52	(9.85)	692,954	0.35	‡	(0.11)	(0.46)	35.11

—	(1.05)	43.81	28.82	1,033,264	0.45	†	—	3.53 †	10.10
(1.04)	(2.09)	34.89	39.64	738,092	0.45		—	1.25	16.88
(0.29)	(2.24)	26.59	(13.34)	538,344	0.45		—	2.66	35.86
(0.18)	(2.19)	33.45	(2.34)	612,300	0.45		—	3.03	36.57
(0.39)	(1.95)	36.39	(0.43)	540,381	0.45		—	2.65	25.68
(0.21)	(2.37)	38.40	(8.71)	305,980	0.45		—	2.20	40.42
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The Before Net Deferred Tax Expense/(Benefit) expense ratios for the periods ending November 30, 2017, 2018, 2019, 2020, 2021, and May 31, 2022 was 0.46%, 0.45%, 0.46%, 0.45%, 0.45%, and 0.46%.
(1)	Per share amounts have been adjusted for a 1 for 6 reverse stock split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020 (See Note 9 in Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Conscious Companies ETF
2022 (Unaudited)	32.97	0.15	(3.58)	(3.43)	(0.24)	—
2021	26.46	0.31	6.49	6.80	(0.29)	—
2020	23.10	0.33	3.32	3.65	(0.27)	(0.02)
2019	20.55	0.37	2.68	3.05	(0.50)	—
2018	19.23	0.33	1.22	1.55	(0.23)	—
2017	15.79	0.26	3.33	3.59	(0.15)	—
Global X Adaptive U.S. Factor ETF
2022 (Unaudited)	29.86	0.33	0.95	1.28	(0.40)	—
2021	24.91	0.61	5.09	5.70	(0.70)	—
2020	25.79	0.63	(0.67)	(0.04)	(0.70)	(0.05)
2019	24.39	0.89	1.53	2.42	(1.02)	— ***
2018(1)	25.00	0.22	(0.61)	(0.39)	(0.19)	—
Global X Adaptive U.S. Risk Management ETF
2022 (Unaudited)	29.88	0.15	(3.59)	(3.44)	(0.13)	—
2021(2)	24.95	0.25	4.77	5.02	(0.09)	—
Global X Founder-Run Companies ETF
2022 (Unaudited)	34.44	0.06	(9.16)	(9.10)	(0.06)	—
2021	28.66	0.18	5.94	6.12	(0.34)	—
2020	20.50	0.09	8.14	8.23	(0.07)	—
2019	18.63	0.05	2.12	2.17	(0.07)	(0.23)
2018	17.41	0.04	1.45	1.49	(0.04)	(0.23)
2017(3)	15.02	0.04	2.35	2.39	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.24)	29.30	(10.50)	654,179	0.43	†	0.98	†	9.64
—	(0.29)	32.97	25.84	654,764	0.43		1.00		22.92
—	(0.29)	26.46	16.01	403,499	0.43		1.45		48.73
—	(0.50)	23.10	15.35	85,459	0.43		1.73		34.97
—	(0.23)	20.55	8.16	56,504	0.43		1.65		36.35
—	(0.15)	19.23	22.95	48,065	0.43		1.50		41.77

—	(0.40)	30.74	4.30	172,463	0.27	†	2.13	†	65.13
(0.05)	(0.75)	29.86	23.01	172,008	0.27		2.09		96.21
(0.09)	(0.84)	24.91	0.14	144,484	0.27		2.78		159.91
—	(1.02)	25.79	10.27	189,564	0.27		3.63		112.43
(0.03)	(0.22)	24.39	(1.58)	102,438	0.27	†	3.31	†	28.89

—	(0.13)	26.31	(11.58)	80,505	0.39	†	1.11	†	831.34
—	(0.09)	29.88	20.13	104,574	0.39	†	1.01	†	30.10

—	(0.06)	25.28	(26.47)	10,365	0.45	†	0.42	†	21.02
—	(0.34)	34.44	21.51	15,842	0.45		0.54		47.49
—	(0.07)	28.66	40.29	5,732	0.45		0.39		31.51
—	(0.30)	20.50	12.05	4,100	0.52		0.29		33.82
—	(0.27)	18.63	8.67	4,657	0.65		0.13		25.22
—	—	17.41	15.91	3,483	0.65	†	0.33	†	21.61

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 24, 2018.
(2)	The Fund commenced operations on January 12, 2021.
(3)	The Fund commenced operations on February 13, 2017.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)
May 31, 2022

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of May 31, 2022, the Trust had one hundred and one portfolios, ninety-four of which were operational. The financial statements herein and the related notes pertain to the Global X Alternative Income ETF (formerly, Global X SuperDividend® Alternatives ETF), Global X S&P 500® Quality Dividend ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF, Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, Global X Conscious Companies ETF, Global X Adaptive U.S. Factor ETF, Global X Adaptive U.S. Risk Management ETF and Global X Founder-Run Companies ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Founder-Run Companies ETF and Global X Conscious Companies ETF, has elected non-diversified status under the 1940 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee of the Trust (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2022, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the  Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
For the period ended May 31, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at May 31, 2022. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”) and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds  bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.
As of May 31, 2022, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements*	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Alternative Income ETF
BNP Paribas	$2,637,254	$2,637,254	$–	$–
Global X U.S. Preferred ETF
BNP Paribas	36,122,304	36,122,304	–	–
Global X MLP & Energy Infrastructure ETF
BNP Paribas	4,173,406	4,173,406	–	–

*	Repurchase agreements with an overnight and continuous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention, except for Global X MLP ETF, to qualify, or to continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements, except for Global X MLP ETF as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period, however management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of and during the reporting period ended May 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statements of Operations.
During the reporting period, the Funds did not incur any interest or penalties.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Global X MLP ETF is taxed as a regular C‐corporation for Federal income tax purposes and as such is obligated to pay Federal and applicable state corporate income tax. Currently, the Federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, Global X MLP ETF is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, Global X MLP ETF will be obligated to pay applicable Federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. Global X MLP ETF expects that a portion of the distributions that are received from MLPs may be treated as a tax‐deferred return of capital, thus reducing Global X MLP ETF’s current tax liability. However, the amount of taxes currently paid by Global X MLP ETF will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in Global X MLP ETF.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis.  Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
Cash distributions from MLPs to Global X MLP ETF that exceed the Global X MLP ETF’s allocable share of such MLP’s net taxable income are considered tax‐deferred return of capital that will reduce Global X MLP ETF’s adjusted tax basis in the equity securities of the MLP. These reductions in Global X MLP ETF’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by Global X MLP ETF on a subsequent sale of the securities. Global X MLP ETF will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax‐deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, Global X MLP ETF may be liable for previously deferred taxes. Global X MLP ETF will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining Global X MLP ETF’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to Global X MLP ETF’s deferred tax liabilities as new information becomes available. Global X MLP ETF will generally compute deferred income taxes based on the Federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
CASH OVERDRAFT CHARGES – Per the terms of an agreement with the Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will  be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at May 31, 2022	Redemption Fee
Global X Alternative Income ETF	10,000	$300	$122,500	$300
Global X S&P 500® Quality Dividend ETF	10,000	500	335,100	500
Global X U.S. Preferred ETF	10,000	650	223,500	650
Global X Variable Rate Preferred ETF	10,000	300	249,400	300
Global X MLP ETF	10,000	250	423,000	250
Global X MLP & Energy Infrastructure ETF	10,000	250	438,100	250
Global X Conscious Companies ETF	10,000	750	293,000	750
Global X Adaptive U.S. Factor ETF	10,000	700	307,400	700
Global X Adaptive U.S. Risk Management ETF	10,000	1,300	263,100	1,300
Global X Founder-Run Companies ETF	10,000	400	252,800	400

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.  For the Adviser’s services to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and expenses, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (Unaudited)
May 31, 2022

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)
The Supervision and Administration Agreement for the Global X Alternative Income ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the period ended May 31, 2022, the Adviser paid acquired fund fees and expenses of $65,072 and made such reimbursement payments to the Global X Alternative Income ETF on a monthly basis.
The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:
Supervision and Administration Fee
Global X Alternative Income ETF(1)	0.50%
Global X S&P 500® Quality Dividend ETF	0.20%
Global X U.S. Preferred ETF	0.23%
Global X Variable Rate Preferred ETF	0.25%
Global X MLP ETF	0.45%
Global X MLP & Energy Infrastructure ETF	0.45%
Global X Conscious Companies ETF	0.43%
Global X Adaptive U.S. Factor ETF	0.27%
Global X Adaptive U.S. Risk Management ETF	0.39%
Global X Founder-Run Companies ETF	0.45%

(1)
The Board of Trustees of the Trust voted to approve a lower Management Fee for the Global X Alternative Income ETF of 0.50% effective September 28, 2021. Prior to that, the Global X Alternative Income ETF was subject to a Management Fee of 0.75%.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)
expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as the Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended May 31, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:
	Purchases	Sales and Maturities
Global X Alternative Income ETF	$2,106,120	$2,357,340
Global X S&P 500® Quality Dividend ETF	3,098,577	2,756,173
Global X U.S. Preferred ETF	344,326,671	331,400,763
Global X Variable Rate Preferred ETF	30,648,875	30,630,245
Global X MLP ETF	313,567,490	600,218,041
Global X MLP & Energy Infrastructure ETF	88,594,974	111,653,547
Global X Conscious Companies ETF	63,856,853	66,236,151
Global X Adaptive U.S. Factor ETF	115,289,156	114,052,115
Global X Adaptive U.S. Risk Management ETF	817,962,020	822,392,061
Global X Founder-Run Companies ETF	2,789,898	2,785,005

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

4. INVESTMENT TRANSACTIONS (continued)
For the periods ended May 31, 2022 and November 30, 2021, in-kind transactions associated with creations and redemptions were, respectively:

2022
	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Alternative Income ETF	$6,011,971	$2,059,844	$88,436
Global X S&P 500® Quality Dividend ETF	57,292,825	7,878,869	1,153,567
Global X U.S. Preferred ETF	257,448,549	310,176,584	(7,513,198)
Global X Variable Rate Preferred ETF	125,837,498	35,989,122	234,313
Global X MLP ETF	266,200,366	–	–
Global X MLP & Energy Infrastructure ETF	161,210,263	50,511,042	16,409,175
Global X Conscious Companies ETF	134,611,479	57,814,285	16,855,177
Global X Adaptive U.S. Factor ETF	27,200,079	33,894,563	6,379,870
Global X Adaptive U.S. Risk Management ETF	18,239,429	22,883,959	55,826
Global X Founder-Run Companies ETF	–	1,332,473	9,025

2021
	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Alternative Income ETF	$21,175,789	$7,393,356	$1,667,754
Global X S&P 500® Quality Dividend ETF	7,401,975	5,392,168	1,425,312
Global X U.S. Preferred ETF	1,707,913,454	92,458,603	7,162,067
Global X Variable Rate Preferred ETF	97,475,320	7,852,025	409,395
Global X MLP ETF	234,138,116	–	–
Global X MLP & Energy Infrastructure ETF	224,593,293	157,251,966	48,544,868
Global X Conscious Companies ETF	332,600,516	182,457,442	79,149,674
Global X Adaptive U.S. Factor ETF	36,703,421	39,042,509	11,547,320
Global X Adaptive U.S. Risk Management ETF	182,190,936	91,441,692	14,098,623
Global X Founder-Run Companies ETF	14,657,602	5,990,253	2,619,762

During the period ended May 31, 2022, there were no purchases or sales of long-term U.S. Government securities by the Funds.
5. TAX INFORMATION
Global X MLP ETF recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the period ended May 31, 2022, Global X MLP ETF did not incur any interest or penalties.
Since Global X MLP ETF will be subject to taxation on its taxable income, the NAV of Global X MLP ETF shares will also be reduced by the accrual of any current and deferred tax liabilities.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)
Global X MLP ETF’s income tax expense/(benefit) consists of the following for the period ended May 31, 2022:
	Current MLP	Deferred MLP	Total MLP
Federal	$—	$64,270,249	$64,270,249
State	—	5,849,592	5,849,592
Valuation allowance	—	(60,311,868)	(60,311,868)
Total tax expense (benefit)	$—	$9,807,973	$9,807,973

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.
Components of the Global X MLP ETF’s deferred tax assets and liabilities are as follows for the period ended May 31, 2022:
MLP
Deferred tax assets:
Federal Net Operating Loss Carryforward	$9,268,917
Capital Loss Carryforward	43,536,897
Other	1,973,352
Less Valuation Allowance	(2,907,007)
Net unrealized gain on investment securities	(64,587,138)
Net Deferred Tax Asset/(Liability)	$(12,714,979)

Global X MLP ETF reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Global X MLP ETF are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by Global X MLP ETF in those years. The Tax Cuts and Jobs Act (“TCJA”) of 2017 eliminated the net operating loss (“NOL”) carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years beginning after December 31, 2017. The TCJA also established a limitation on the utilization of any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization. The 80% limitation established by the TCJA was effective for the NOLs generated in the fiscal period ending in November 30, 2019. The Coronavirus Aid, Relief, and Economic Stability Act (“CARES Act”) was signed into law on March 27, 2020. The CARES Act delays the application of the 80% net

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)
operating loss limitation, established under the TCJA, to tax years ending November 30, 2022 and beyond. Currently, any net operating losses that may be generated by Global X MLP ETF are eligible to be carried forward indefinitely and are subject to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization.
Global X MLP ETF has estimated net operating loss carryforwards for Federal tax income purposes as follows:
	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2021	$40,760,408	Indefinite

Global X MLP ETF has estimated capital loss carryforwards for Federal income tax purposes as follows:
	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2019	$22,986,712	11/30/2024
	11/30/2020	123,982,398	11/30/2025
	11/30/2021	44,486,020	11/30/2026

Based upon Global X MLP ETF’s assessment, it has been determined that it is not more likely than not that Global X MLP ETF’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for Global X MLP ETF’s deferred tax assets. Global X MLP ETF will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change Global X MLP ETF’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Global X MLP ETF’s gross deferred tax assets.
Total income tax expense/benefit (current and deferred) during the period ended May 31, 2022, differs from the amount computed by applying the Federal statutory income tax rate of 21% for Global X MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:
For the period ended May 31, 2022:
	MLP
Income tax (benefit) at statutory rate	$64,742,737	21.00%
State income taxes (net of federal benefit)	5,364,398	1.74%
Permanent differences, net	12,706	0.00%
Change in valuation allowance	(60,311,868)	(19.56)%
Net income tax expense/(benefit)	$9,807,973	(3.18)%

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)
Global X MLP ETF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed Global X MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since the inception of Global X MLP ETF. No U.S. Federal or state income tax returns are currently under examination. The tax years ended November 30, 2021, 2020, 2019, and 2018, remain subject to examination by tax authorities in the United States. Due to the nature of Global X MLP ETF’s investments, Global X MLP ETF may be required to file income tax returns in several states. Global X MLP ETF is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of Global X MLP ETF’s investments, Global X MLP ETF may be required to file franchise state tax returns in several states.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of REIT adjustments, reclassification of distributions, investments in publically traded partnerships, and preferred stock adjustments. The permanent differences that are credited or charged to Paid-in Capital and distributable earnings are primarily related to redemptions in kind and return of capital distributions.
These differences have been reclassified to/from the following accounts during the fiscal year ended November 30, 2021:
Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Alternative Income ETF	$729,191	$(729,191)
Global X S&P 500® Quality Dividend ETF	1,396,254	(1,396,254)
Global X U.S. Preferred ETF	7,627,321	(7,627,321)
Global X Variable Rate Preferred ETF	364,360	(364,360)
Global X MLP & Energy Infrastructure ETF	20,665,059	(20,665,059)
Global X Conscious Companies ETF	78,780,406	(78,780,406)
Global X Adaptive U.S. Factor ETF	7,658,763	(7,658,763)
Global X Adaptive U.S. Risk Management ETF	13,980,803	(13,980,803)
Global X Founder-Run Companies ETF	2,619,172	(2,619,172)

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)
The tax character of dividends and distributions declared during the years or periods ended November 30, 2021 and November 30, 2020 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Alternative Income ETF
2021	$1,353,663	$–	$578,074	$1,931,737
2020	1,871,599	–	218,100	2,089,699
Global X S&P 500® Quality Dividend ETF
2021	$224,212	$–	$–	$224,212
2020	208,533	–	950	209,483
Global X U.S. Preferred ETF
2021	$89,185,080	$–	$–	$89,185,080
2020	37,989,950	–	–	37,989,950
Global X Variable Rate Preferred ETF
2021	$1,419,247	$8,731	$167,337	$1,595,315
2020	49,000	–	–	49,000
Global X MLP ETF
2021	$–	$–	$80,150,843	$80,150,843
2020	–	–	95,194,445	95,194,445
Global X MLP & Energy Infrastructure ETF
2021	$22,548,205	$–	$22,509,388	$45,057,593
2020	41,140,675	–	6,129,052	47,269,727
Global X Conscious Companies ETF
2021	$4,254,673	$–	$–	$4,254,673
2020	1,788,344	89,563	–	1,877,907
Global X Adaptive U.S. Factor ETF
2021	$4,080,634	$–	$298,947	$4,379,581
2020	4,904,671	270,047	635,325	5,810,043
Global X Adaptive U.S. Risk Management ETF
2021	$241,843	$–	$–	$241,843
Global X Founder-Run Companies ETF
2021	$67,743	$–	$–	$67,743
2020	13,936	–	–	13,936

As of November 30, 2021, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X Alternative Income ETF	Global X S&P 500® Quality Dividend ETF	Global X U.S. Preferred ETF
Undistributed Ordinary Income	$–	$10,281	$3,624,969
Post October Losses	–	–	(128,026)
Capital Loss Carryforwards	(1,558,399)	(730,124)	(3,804,050)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,483,077)	191,741	(29,796,300)
Other Temporary Differences	6	(2)	(2,349,001)
Total Accumulated Losses	$(3,041,470)	$(528,104)	$(32,452,408)

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Variable Rate Preferred ETF	Global X MLP & Energy Infrastructure ETF	Global X Conscious Companies ETF
Undistributed Ordinary Income	$–	$–	$2,654,223
Capital Loss Carryforwards	–	(150,385,884)	(708,582)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(2,346,296)	11,084,160	85,029,185
Other Temporary Differences	390,868	(4)	(1)
Total Distributable Earnings (Accumulated Losses)	$(1,955,428)	$(139,301,728)	$86,974,825

	Global X Funds
	Global X Adaptive U.S. Factor ETF	Global X Adaptive U.S. Risk Management ETF	Global X Founder-Run Companies ETF
Undistributed Ordinary Income	$–	$436,746	$20,766
Capital Loss Carryforwards	(8,104,769)	(4,152)	(259,716)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	8,370,349	(2,643,604)	49,942
Other Temporary Differences	(1)	–	(1)
Total Distributable Earnings (Accumulated Losses)	$265,579	$(2,211,010)	$(189,009)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
	Short-Term Loss	Long-Term Loss	Total
Global X Alternative Income ETF	$148,924	$1,409,475	$1,558,399
Global X S&P 500® Quality Dividend ETF	586,335	143,789	730,124
Global X U.S. Preferred ETF	3,804,050	–	3,804,050
Global X MLP & Energy Infrastructure ETF	37,475,669	112,910,215	150,385,884
Global X Conscious Companies ETF	47,728	660,854	708,582
Global X Adaptive U.S. Factor ETF	6,644,209	1,460,560	8,104,769
Global X Adaptive U.S. Risk Management ETF	4,152	–	4,152
Global X Founder-Run Companies ETF	108,837	150,879	259,716

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

5. TAX INFORMATION (continued)
During the year ended November 30, 2021, the following funds utilized capital loss carryforwards to offset capital gains amounting to:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Alternative Income ETF	$1,189,400	$303,233	$1,492,633
Global X S&P 500® Quality Dividend ETF	125,302	–	125,302
Global X U.S. Preferred ETF	6.673,774	3,210,236	9,884,010
Global X Conscious Companies ETF	1,759,802	600,207	2,360,009
Global X Adaptive U.S. Factor ETF	11,111,880	5,759,669	16,871,549

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2022 were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Alternative Income ETF	$46,073,092	$2,034,138	$(5,668,059)	$(3,633,921)
Global X S&P 500® Quality Dividend ETF	60,210,297	3,251,327	(3,006,356)	244,971
Global X U.S. Preferred ETF	2,478,620,545	7,669,732	(298,715,100)	(291,045,368)
Global X Variable Rate Preferred ETF	178,671,349	70,739	(10,459,132)	(10,388,393)
Global X MLP ETF	998,971,648	301,308,159	(17,283,792)	284,024,367
Global X MLP & Energy Infrastructure ETF	756,067,474	286,468,722	(2,040,239)	284,428,483
Global X Conscious Companies ETF	658,744,594	48,315,904	(54,582,970)	(6,267,066)
Global X Adaptive U.S. Factor ETF	162,938,104	12,789,985	(3,620,905)	9,169,080
Global X Adaptive U.S. Risk Management ETF	78,984,165	1,639,627	(177,935)	1,461,692
Global X Founder-Run Companies ETF	12,989,097	556,087	(3,192,846)	(2,636,759)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and adjustments in preferred stock and partnerships.
6. CONCENTRATION OF RISKS
The Funds may invest in securities in a particular asset class.  Securities and other assets held in each Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.
The Funds, except for Global X U.S. Preferred ETF and Global X Variable Rate Preferred ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying its index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors,

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

6. CONCENTRATION OF RISKS (continued)
performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index). The Global X U.S. Preferred ETF and Global X Variable Rate Preferred ETF use a representative sampling strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Fund’s underlying index in terms of key risk factors, performance attributes and other characteristics.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transition remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

6. CONCENTRATION OF RISKS (continued)
cause a Fund to decline in value. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)
As of May 31, 2022, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X Alternative Income ETF
JPMorgan	$5,115,111	$5,248,450
UBS Securities LLC	221,952	227,840
Total	$5,337,063	$5,476,290

	Market Value	Cash Collateral
Global X U.S. Preferred ETF
Barclays Capital	$25,428,368	$25,614,200	(1)
BNP Paribas	5,407,190	5,408,253	(1)
BOFA Securities, Inc.	1,226,851	1,285,475
Citigroup	3,315,132	3,444,985
JPMorgan	4,036,222	4,174,925
Morgan Stanley	421,275	444,870
National Financial Services	27,646,946	28,421,408
TD Prime Services, LLC	277,704	287,280
Wells Fargo Securities, LLC	5,712,755	5,927,000
Total	$73,472,443	$75,008,396

	Market Value	Cash Collateral
Global X MLP & Energy ETF
Goldman Sachs & Co.	$710,462	$734,878
Wells Fargo Securities, LLC	7,658,650	7,931,250
Total	$8,369,112	$8,666,128

(1)
It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

Notes to Financial Statements (Unaudited) (Concluded)
May 31, 2022

9. REVERSE SHARE SPLIT
Effective April 28, 2020, the Global X MLP ETF executed a 1-for-6 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.
Effective April 28, 2020, the Global X MLP & Energy Infrastructure ETF executed a 1-for-3 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share.
The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
10. REGULATORY MATTERS
In December 2020, the U.S. Securities and Exchange Commission (the “SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted a related recordkeeping rule, (together with Rule 2a-5, the “Rules”) and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the Rules by September 8, 2022. Management is currently assessing the potential impact of the new Rules on the Funds’ financial statements.
11. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from a Fund’s gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (November 1, 2021 to May 31, 2022).
The table below illustrates the Funds’ costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Alternative Income ETF
Actual Fund Return	$1,000.00	$966.60	0.15%	$0.74
Hypothetical 5% Return	1,000.00	1,024.18	0.15	0.76

Global X S&P 500® Quality Dividend ETF
Actual Fund Return	$1,000.00	$1,094.40	0.20%	$1.04
Hypothetical 5% Return	1,000.00	1,023.93	0.20	1.01

Global X U.S. Preferred ETF
Actual Fund Return	$1,000.00	$911.20	0.23%	$1.10
Hypothetical 5% Return	1,000.00	1,023.79	0.23	1.16

Global X Variable Rate Preferred ETF
Actual Fund Return	$1,000.00	$940.30	0.25%	$1.21
Hypothetical 5% Return	1,000.00	1,023.69	0.25	1.26

Global X MLP ETF
Actual Fund Return	$1,000.00	$1,305.90	2.20%	$12.65
Hypothetical 5% Return	1,000.00	1,013.96	2.20	11.05

Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$1,288.20	0.45%	$2.57
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$895.00	0.43%	$2.03
Hypothetical 5% Return	1,000.00	1,022.79	0.43	2.17

Global X Adaptive U.S. Factor ETF
Actual Fund Return	$1,000.00	$1,043.00	0.27%	$1.38
Hypothetical 5% Return	1,000.00	1,023.59	0.27	1.36

Global X Adaptive U.S. Risk Management ETF
Actual Fund Return	$1,000.00	$884.20	0.39%	$1.83
Hypothetical 5% Return	1,000.00	1,022.99	0.39	1.97

Global X Founder-Run Companies ETF
Actual Fund Return	$1,000.00	$735.30	0.45%	$1.95
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 20, 2022, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which a Fund issues and redeems Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV.  The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of a Fund will fluctuate in accordance with changes in their NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

605 Third Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006-1871

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-005-1000

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  August 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: August 8, 2022

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  August 8, 2022